UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21474

Oppenheimer Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2013

Item 1. Reports to Stockholders.

1	31	2013

SEMIANNUAL REPORT

Oppenheimer Limited Term California Municipal Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/13

	Class A Shares of the Fund		Barclays Capital Municipal Bond Index
	Without Sales Charge	With Sales Charge
6-Month	2.32%	0.02%	1.82%
1-Year	5.61	3.23	4.80
5-Year	4.59	4.12	5.73
Since Inception (2/25/04)	4.93	4.66	4.94

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

OppenheimerFunds/Rochester is using social media to provide timely information related to muni market developments at www.twitter.com/RochesterFunds.

2	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Fund Performance Discussion

The Fund’s Class A shares produced a cumulative total return of 2.32% (without sales charge) for the six months ended January 31, 2013. By comparison, the cumulative total return of the Fund’s benchmark, the Barclays Capital Municipal Bond Index, was 1.82% for the same period. Amid a challenging interest rate environment, the Fund generated a yield of 3.83% at net asset value, based on the 22-day accrual period ended January 22, 2013.

MARKET OVERVIEW

Despite sluggish economic growth, the rally in the municipal market continued this reporting period. Investor demand remained strong, and net inflows were the norm as income-seeking investors redirected assets into municipal bond funds.

AAA-rated municipal securities remained “cheap to Treasuries” during this reporting period, a condition that exists when nominal, pre-tax muni yields exceed available Treasury yields. As of January 31, 2013, the average yield on 30-year, AAA-rated muni bonds was 2.94%, down 2 basis points from July 31, 2012. On January 31, 2013, the average yield on 10-year, AAA-rated muni bonds was 1.84%, up 14 basis points from the July 2012 date, and the average yield on 1-year, AAA-rated muni bonds was 0.20%, up 5 basis points from the July 2012 date. The current market conditions allow investors to earn higher nominal yields on their muni holdings than on Treasuries and to benefit further from the federal, state and, where applicable, local tax exemptions on municipal investment income.

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES

Dividend Yield w/o sales charge	3.83%
Dividend Yield with sales charge	3.74
Standardized Yield	2.82
Taxable Equivalent Yield	5.69
Last distribution (1/22/13)	$0.011
Total distributions (8/1/12 to 1/31/13)	$0.068

Endnotes for this discussion begin on page 11 of this report

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	3

The Federal Reserve (the “Fed”) also provided good news for current muni bondholders this reporting period as it repeatedly extended its timeframe for changing the Fed Funds target rate, the short-term interest rate it controls. At the outset of this reporting period, the rate stood at zero to 0.25% and the Fed’s expectation was that the rate would likely remain very low until late 2014. In September 2012, this timeframe was lengthened to mid-2015 and then, in December, linked to the unemployment rate. Rates will not move, the Fed announced, until unemployment is below 6.5%, unless inflation rises above 2.5%. Given the current rates, the only plausible change would be an increase. We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace.

In January 2013, California Governor Jerry Brown released a $98 billion spending plan for fiscal 2014, which starts July 1, 2013, and announced that the state had eliminated its deficit. The budget proposal called for reduced issuance, thus continuing the state’s conservative approach to bond sales that has been in place for the past 2 years. If approved, the proposal would change the funding source for some transportation bonds and shift responsibility for the debt service related to university capital expenditures.

The nonpartisan Legislative Analyst’s Office (“the LAO”) commended the governor for his balanced budget proposal and his attempts to rein in general obligation bond borrowing. The LAO liked that the multi-year spending plan would maintain a $1 billion reserve, and pay down a “wall of debt” from deferrals and intrafund borrowings. The state’s end of year revenues came in more than 1% above estimates in the budget, according to Controller John Chiang.

Assuming the economy remains stable, tax collections should improve for the rest of fiscal 2013, in large part because of the passage of Proposition 30, which raised the sales tax rate to 7.5% and the personal income tax rate for the wealthy to as much as 13.3%. In November 2012, the LAO issued a report that cited expenditures are expected to grow less rapidly than revenues, and the state should have growing operation surpluses—potentially ending what the LAO called “a decade of budget challenges.”

While some alarmist headlines appeared this reporting period about the bankruptcy filings of Mammoth Lakes, San Bernardino and Stockton, their combined debt was estimated to represent less than one-sixth of 1 percent of the California muni market and less than three-hundredths of 1 percent of the national muni market. The Mammoth Lakes case was dismissed in November 2012.

In a report issued January 30, 2013, Standard & Poor’s analysts predicted that the majority of California’s cities are likely to experience improved credit quality as their economies recover and revenues continue to strengthen.

4	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

At the end of this reporting period, S&P changed California’s debt outlook to stable and upgraded the state’s rating to A, from A-minus. In January, Moody’s upgraded Los Angeles’s debt to Aa2, from Aa3, and maintained its A1 rating for the state’s debt, while Fitch maintained its rating of A-minus.

Successful investors, we have found, maintain a long-term perspective regardless of the specific developments associated with any given reporting period. To maximize the benefits of municipal bond fund investing, many investors generally reinvest their dividends and allow the income generated from their investments to compound over time.

The average 12-month distribution yield at NAV in Lipper’s California Short-Intermediate Municipal Debt Funds category was 1.93% on January 31, 2013. At 4.27%, the 12-month distribution yield at NAV for this Fund’s Class A shares was 234 basis points higher than the category average and exceeded the 12-month average among longer-term California funds.

FUND PERFORMANCE

Oppenheimer Limited Term California Municipal Fund held nearly 1,300 securities as of January 31, 2013. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

As bond prices rose this reporting period, declining municipal interest rates put pressure on the Class A dividend. Beginning with the October 2012 payout, the dividend was lowered to 1.1 cents per Class A share, from 1.2 cents. Late in this reporting period, the Fund began accruing for a February 2013 payout of 1.05 cents per Class A share.

During this reporting period, refundings became increasingly common, further pressuring muni bond fund industry dividends. In refundings, municipal issuers seek to reduce their debt service obligations by exercising the call feature on their higher coupon bonds and then borrowing at lower interest rates. These transactions made it difficult for the Fund to replace the called bonds with bonds that had equally attractive coupons. If the current climate persists, we believe that dividends throughout the muni bond fund universe will continue to be similarly pressured.

Despite this pressure, the Fund’s Class A shares generated a distribution yield of 3.83% at net asset value (NAV), based on the dividend payment made January 22, 2013. At 4.27%, the share class’s 12-month yield at NAV was 234 points higher than the average 12-month yield at NAV in Lipper’s California Short-Intermediate Term Municipal Debt Funds category and exceeded the 12-month average among longer-term California funds.

The Fund continued to be invested in the municipal leases sector this reporting

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	5

period, which accounted for 17.1% of the Fund’s total assets as of January 31, 2013. As state and local governments seek new ways to reduce costs and improve near-term cash flow, many lease all types of assets, including office space for public sector employees. The bonds held by this Fund are backed by the proceeds of these lease arrangements.

General obligation (G.O.) debt backed by the full faith and taxing authority of state and local governments comprised 10.9% of the Fund’s total assets this reporting period. The Fund’s holdings include bonds issued by California and the Commonwealth of Puerto Rico. Despite challenging economic conditions and tight budgets, elected municipal officials consistently safeguarded the debt service payments on their G.O. debt.

Tax increment financing (TIF) bonds constituted 10.7% of the Fund’s total assets at the end of this reporting period. Traditionally, this type of financing has been used for urban renewal projects. Increased tax collections as a result of inflation or an improving economy typically prove favorably for these types of bonds.

Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 9.3% of the Fund’s net assets at the end of this reporting period. The Fund’s holdings, some of which are insured, come from many different sectors as well as G.O. debt. Most of the Fund’s investments in securities issued in Puerto Rico are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education.

A large percentage of the Fund’s sales tax revenue bonds were issued in Puerto Rico. In all, this sector represented 1.2% of the Fund’s total assets this reporting period. Debt-service payments on securities in this sector are paid using the issuing municipality’s sales tax revenues. An investment in this sector requires Fund managers to consider the economic conditions that a municipality has experienced and will likely experience and the aggregate face value of the sales tax revenue bonds being issued relative to the municipality’s historic and likely sales tax balances. During this reporting period, Puerto Rico used an innovative lottery system to encourage the population to pay sales taxes on purchased goods.

During this reporting period, the market continued to react favorably to better fiscal management under the leadership of Gov. Luis Fortuño. The budget that he proposed for the fiscal year that began July 1, 2012, had a much smaller deficit than any in recent years. While Gov. Fortuño’s disciplined approach helped reduce pressure on municipal bonds issued in the Commonwealth, the governor was not as popular with the voters. On November 6, 2012, Alejandro Garcia Padilla was elected to replace Gov. Fortuño.

Five weeks later, Moody’s Investor Services lowered ratings for the island’s revenue-

6	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

backed debt to below investment grade. Moody’s also changed its assessment for Puerto Rico’s G.O. debt, which is backed by the full faith and taxing authority of the Commonwealth. Investors should note that Moody’s maintained an investment-grade rating for the G.O. debt during this reporting period, as did Standard & Poor’s and Fitch Ratings, the other national credit ratings agencies. S&P and Fitch also maintained investment-grade ratings for Puerto Rico’s revenue-backed bonds.

Oppenheimer Limited Term California Municipal Fund remained invested this reporting period in land development (or “dirt”) bonds, which are Special Tax and Special Assessment bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, the Special Tax and Special Assessment sectors represented 9.1% and 2.3% of the Fund’s total assets, respectively.

In our opinion, bonds in these sectors overall have several appealing characteristics: the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. During this reporting period, prices of “dirt bonds” rose, reflecting gradual improvements in the housing market and overall economy, and supporting our long-standing belief that carefully researched dirt bonds belong in our portfolios.

Municipal bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers, constituted 8.0% of the Fund’s total assets at the end of this reporting period.

We like that “tobacco bonds” can provide tax-exempt income for investors, as well as benefits to the issuing states and territories. We believe the securities we hold in this sector are fundamentally sound credits. Our long-term view of the sector remains bullish and, given attractive valuations, we believe it is likely that we will continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Investors should note that we believe that the sector is well positioned to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.

During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. During this reporting period, “inverse floaters” provided attractive levels of tax-free income and contributed favorably to the

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	7

The Rochester portfolio management team

Fund’s total return. This outcome illustrates why we believe that “inverse floaters” belong in this Fund’s portfolio.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and sector composition as well as our time-tested strategies will continue to benefit fixed-income investors through interest rate and economic cycles.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds and has consistently used a time-tested, value-oriented and security-specific approach to fund management. We know that market conditions can and do fluctuate, but we do not waver in our belief in the power of tax-free yield to help investors achieve their long-term objectives.

The Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 5 years or less for its portfolio. While the Fund invests primarily in investment-grade municipal securities, it may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase and the credit quality of the securities is based on a Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings.

8	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Our approach to municipal bond investing is flexible and responsive to market conditions.

Our team continually searches for undervalued bonds that we believe will provide a meaningful level of tax-free income until maturity. Rather than making allocation shifts based on expected market conditions, we search the marketplace for what we believe to be the best values for generating income. It remains important to note that we do not manage our funds based on predictions of interest rate changes.

Instead, our investment approach involves scouring the market for municipal securities that meet our stringent credit criteria and buying bonds that we believe will deliver above-average yields relative to peer funds. We focus on identifying inefficiencies in market pricing that can lead to investment advantages. We seek to maintain a thoughtful mix of industry sectors, maturities and credit ratings in this Fund’s portfolio.

The Rochester team also prospects for yield-enhancing opportunities in the secondary market, often picking up odd lots that we believe can add significant incremental yield to our portfolios. We will also look for non-rated issues with solid credit qualities, which we believe can often help enhance a fund’s tax-free yield. Investors should note that non-rated or unrated securities may or may not be the equivalent of investment grade securities.

The Rochester Way, we believe, distinguishes our approach to municipal investing from those of our competitors.

Daniel G. Loughran,

Senior Vice President, Senior Portfolio Manager and Team Leader, on behalf of the rest of the Rochester portfolio management team: Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and research analyst Elizabeth S. Mossow.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	9

Top Holdings and Allocations

TOP TEN CATEGORIES
Municipal Leases	17.1%
General Obligation	10.9
Tax Increment Financing (TIF)	10.7
Special Tax	9.1
Tobacco-Master Settlement Agreement	8.0
Multifamily Housing	6.7
Hospital/Healthcare	6.3
Government Appropriation	5.4
Marine/Aviation Facilities	3.3
Single-Family Housing	3.0

Portfolio holdings are subject to change. Percentages are as of January 31, 2013, and are based on total assets.

CREDIT ALLOCATION
	NRSRO- Rated	Manager- Rated	Total
AAA	1.0%	0.1%	1.1%
AA	13.2	0.0	13.2
A	37.4	1.2	38.6
BBB	33.9	8.5	42.4
BB or lower	3.2	1.5	4.7
Total	88.7%	11.3%	100.0%

The percentages above are based on the market value of the securities as of January 31, 2013, and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For any security rated by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, OppenheimerFunds, Inc. uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that OppenheimerFunds, Inc.’s credit analysis process is consistent or comparable with any other NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

10	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS
As of 1/31/13
	Without Sales Chg.	With Sales Chg.
Class A	3.83%	3.74%
Class B	3.03	N/A
Class C	3.29	N/A
Class Y	3.99	N/A

STANDARDIZED YIELDS		TAXABLE EQUIVALENT YIELDS
For the 30 Days Ended 1/31/13		As of 1/31/13
Class A	2.82%	Class A	5.69%
Class B	1.93	Class B	3.89
Class C	2.11	Class C	4.25
Class Y	3.11	Class Y	6.27

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/13

	Inception Date	6-Month	1-Year	5-Year	Since Inception
CLASS A (OLCAX)	2/25/04	2.32%	5.61%	4.59%	4.93%
CLASS B (OLCBX)	2/25/04	1.78	4.80	3.60	4.55
CLASS C (OLCCX)	2/25/04	2.23	4.81	3.79	4.11
CLASS Y (OLCYX)	11/29/10	2.74	6.16	N/A	6.58

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/13
	Inception Date	6-Month	1-Year	5-Year	Since Inception
CLASS A (OLCAX)	2/25/04	0.02%	3.23%	4.12%	4.66%
CLASS B (OLCBX)	2/25/04	–2.22	0.80	3.43	4.55
CLASS C (OLCCX)	2/25/04	1.23	3.81	3.79	4.11
CLASS Y (OLCYX)	11/29/10	2.74	6.16	N/A	6.58

The performance data quoted represents past performance, which does not guarantee future results. Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class C shares, the contingent 1% deferred sales charge for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares. The investment return and principal value of an investment in the Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	11

will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance and expense ratios may be lower or higher than the data quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

The Fund’s performance is compared to the performance of that of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.011 for the 22-day accrual period ended January 22, 2013. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on January 22, 2013; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class B, C and Y are annualized based on dividends of $0.0089, $0.0094 and $0.0115, respectively, for the 22-day accrual period ended January 22, 2013, and on the corresponding net asset values on that date.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended January 31, 2013, and either that date’s maximum offering price (for Class A shares) or net asset value (for the other classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

The average 12-month yield at net asset value (NAV) in this Fund’s Lipper category was calculated based on the distributions for all share classes in this category for the 12 months ended January 31, 2013. The average 12-month yield at NAV in Lipper’s California Short-Intermediate Municipal Debt Funds category is based on 21 NAVs, one for each class of each fund in the category; a fund can have up to 4 classes. Lipper yields do not include sales charges—which, if included, would reduce results.

Taxable equivalent yield is based on the standardized yield and the 2013 combined federal and California tax rate of 50.4%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

12	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

The average yields for AAA-rated municipal securities are provided by Municipal Market Advisors and are based on its benchmark of general obligation bonds structured with a 5% coupon. The MMA 5% benchmark is constructed using yields from the leading underwriters, who represent a significant percentage of the primary activity of the top 10 underwriters and therefore the total issuance. The benchmark that was used in shareholder reports before December 31, 2012, was based on par coupon yields and included a broader set of participants; the 5% benchmark is now considered the industry standard.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	13

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Fund Expenses  Continued

Actual	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During 6 Months Ended January 31, 2013
Class A	$1,000.00	$1,023.20	$4.09
Class B	1,000.00	1,017.80	8.89
Class C	1,000.00	1,022.30	8.09
Class Y	1,000.00	1,027.40	2.92

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.17	4.08
Class B	1,000.00	1,016.43	8.88
Class C	1,000.00	1,017.24	8.07
Class Y	1,000.00	1,022.33	2.91

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2013 are as follows:

Class	Expense Ratios
Class A	0.80%
Class B	1.74
Class C	1.58
Class Y	0.57

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	15

STATEMENT OF INVESTMENTS    January 31, 2013 / (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Municipal Bonds and Notes—99.9%
California—90.2%
$ 740,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	06/01/2013	A	$741,051
620,000	Adelanto, CA Public Financing Authority, Series B	6.300	09/01/2028	03/01/2013	A	620,763
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	A	110,456
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	220,886
100,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	A	110,829
125,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	A	139,288
25,000	Alameda, CA Corridor Transportation Authority	4.750	10/01/2019	02/14/2013	A	25,041
1,580,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	02/14/2013	A	1,582,718
1,750,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	10/01/2023	A	2,085,913
1,470,000	Alameda, CA Corridor Transportation Authority	5.250	10/01/2021	02/14/2013	A	1,472,661
1,000,000	Alameda, CA Corridor Transportation Authority	5.450	10/01/2025	10/01/2017	A	1,118,480
65,000	Alameda, CA GO	5.000	08/01/2027	02/28/2013	A	66,520
25,000	Alvord, CA Unified School District Community Facilities District	6.200	09/01/2025	03/01/2013	A	25,033
125,000	Anaheim, CA Public Financing Authority (Electric System Generation)	5.000	10/01/2016	02/28/2013	A	125,475
180,000	Anaheim, CA Public Financing Authority (Electric System Generation)	5.250	10/01/2013	02/28/2013	A	180,742
130,000	Anaheim, CA Public Financing Authority (Electric System Generation)	5.250	10/01/2017	02/28/2013	A	130,515
55,000	Antelope Valley, CA Healthcare District	5.200	01/01/2017	02/28/2013	A	55,180
2,000,000	Antelope Valley, CA Healthcare District	5.200	01/01/2020	02/28/2013	A	2,005,800
1,500,000	Antelope Valley, CA Healthcare District	5.250	09/01/2017	09/01/2013	A	1,531,860
1,430,000	Antioch, CA Public Financing Authority	5.500	01/01/2016	02/28/2013	A	1,451,021
550,000	Antioch, CA Public Financing Authority	5.625	01/01/2022	02/28/2013	A	558,355
3,005,000	Antioch, CA Public Financing Authority	5.625	01/01/2027	02/28/2013	A	3,050,646
25,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	03/02/2013	A	25,832
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	02/28/2013	A	30,105
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2019	02/28/2013	A	25,071
160,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2023	02/28/2013	A	160,326
15,000	Aromas, CA Water District	5.600	09/01/2018	03/01/2013	A	15,018

16	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500%	06/01/2019	02/28/2013	A	$15,010
25,000	Auburn, CA Union School District COP	5.750	09/01/2017	02/28/2013	A	25,082
25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)	8.000	08/01/2034	08/01/2014	A	26,504
35,000	Bakersfield, CA Improvement Bond Act 1915	5.600	09/02/2020	03/02/2013	A	36,201
45,000	Bakersfield, CA Improvement Bond Act 1915	6.100	09/02/2024	03/02/2013	A	46,563
10,000	Bakersfield, CA Improvement Bond Act 1915	7.100	09/02/2015	03/02/2013	A	10,029
50,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)	5.000	08/01/2015	02/28/2013	A	50,130
120,000	Baldwin Park, CA Redevel. Agency	5.750	09/01/2030	02/28/2013	A	120,202
50,000	Bay Area, CA Governments Association Infrastructure Finance Authority	5.000	08/01/2017	08/01/2013	A	51,021
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023	A	682,870
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2017	A	25,963
160,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	02/28/2013	A	160,365
55,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	09/01/2013	A	56,471
325,000	Bell, CA COP	5.000	09/01/2023	02/28/2013	A	325,267
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.500	08/01/2016	02/28/2013	A	30,076
50,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.600	08/01/2018	02/28/2013	A	50,113
120,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.650	08/01/2024	02/28/2013	A	120,179
30,000	Beverly Hills, CA Community Fund District Special Tax (Business Triangle)	5.000	09/01/2028	09/01/2013	A	30,230
60,000	Big Bear, CA Municipal Water District COP	5.000	11/01/2024	02/28/2013	A	60,050
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	05/01/2015	A	50,647
75,000	Brea & Olinda, CA Unified School District COP	5.500	08/01/2017	02/28/2013	A	75,320
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)	5.875	09/02/2020	03/02/2013	A	30,935
205,000	Brisbane, CA Public Financing Authority	6.000	05/01/2026	02/28/2013	A	205,223
100,000	Buena Park, CA Community Redevel. Agency	5.250	09/01/2025	09/01/2018	A	106,686

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	17

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 100,000	Buena Park, CA Community Redevel. Agency	5.625%	09/01/2033	09/01/2018	A	$105,723
35,000	Buena Park, CA Special Tax (Park Mall)	6.125	09/01/2033	09/01/2015	A	35,451
250,000	Burbank, CA Community Facilities District Special Tax	5.200	12/01/2023	06/01/2013	A	258,170
240,000	Burbank, CA Public Financing Authority	5.250	12/01/2016	12/01/2013	A	245,952
100,000	CA ABAG Finance Authority for NonProfit Corporation (Redwood Senior Homes and Services)	6.000	11/15/2022	02/28/2013	A	101,238
15,000	CA ABAG Finance Authority for NonProfit Corporation (Sansum-Santa Barbara Medical Foundation Clinic)	5.250	04/01/2014	02/28/2013	A	15,044
10,000	CA ABAG Finance Authority for NonProfit Corporation COP (Over 60-CEI/LLMC/CEI Obligated Group)	5.200	11/15/2023	02/28/2013	A	10,016
50,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)	5.200	12/01/2021	03/01/2013	A	50,092
5,000	CA ABAG Finance Authority for NonProfit Corporations (OW/OWHC/SJRHC Obligated Group)	5.700	11/01/2013	02/28/2013	A	5,012
5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.600	11/01/2023	02/28/2013	A	5,010
5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.800	03/01/2023	02/28/2013	A	5,014
155,000	CA ABAG Finance Authority for NonProfit Corporations COP (O’Connor Woods)	6.200	11/01/2029	02/28/2013	A	155,150
30,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350	10/01/2029	02/28/2013	A	30,029
40,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)	5.200	12/01/2023	02/28/2013	A	40,064
40,000	CA ABAG Tax Allocation, Series A	6.000	12/15/2014	06/15/2013	A	40,836
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	02/28/2013	A	360,220
50,000	CA Bay Area Government Association	5.000	08/01/2017	02/28/2013	A	50,170
20,000	CA College of the Sequoias Community District COP	5.000	05/01/2016	02/28/2013	A	20,053
490,000	CA Communities Transportation Revenue COP	5.250	06/01/2023	06/01/2022	A	577,578
515,000	CA Communities Transportation Revenue COP	5.250	06/01/2024	06/01/2022	A	600,124
545,000	CA Communities Transportation Revenue COP	5.250	06/01/2025	06/01/2022	A	627,055

18	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 575,000	CA Communities Transportation Revenue COP	5.250%		06/01/2026	06/01/2022	A	$656,518
605,000	CA Communities Transportation Revenue COP	5.250		06/01/2027	06/01/2022	A	687,462
55,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)	5.000		04/01/2021	04/01/2013	A	55,204
680,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)	5.625		04/01/2026	04/01/2013	A	682,373
8,100,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	05/30/2022	B	1,403,325
110,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500		06/01/2021	09/11/2014	B	109,691
405,000	CA County Tobacco Securitization Agency (TASC)	5.000		06/01/2026	11/09/2016	B	397,633
505,000	CA County Tobacco Securitization Agency (TASC)	5.100		06/01/2028	10/13/2021	B	487,259
6,440,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2021	07/30/2017	A	6,457,452
290,000	CA County Tobacco Securitization Agency (TASC)	5.500		06/01/2033	02/28/2013	A	291,105
2,605,000	CA County Tobacco Securitization Agency (TASC)	5.625		06/01/2023	02/28/2013	A	2,612,398
9,530,000	CA County Tobacco Securitization Agency (TASC)	5.750		06/01/2029	02/28/2013	A	9,791,980
170,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2027	02/28/2013	A	170,031
380,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	02/28/2013	A	381,448
305,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	05/31/2013	A	304,982
2,920,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2029	06/12/2015	B	2,915,503
5,130,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2035	12/31/2023	B	5,120,099
435,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	06/18/2027	B	430,454
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	07/03/2041	B	621,991
1,300,000	CA County Tobacco Securitization Agency (TASC)	6.250		06/01/2037	02/28/2013	A	1,304,953
2,685,000	CA Dept. of Transportation COP	5.250		03/01/2016	02/28/2013	A	2,696,062
895,000	CA Dept. of Water Resources (Center Valley)	5.250		07/01/2022	02/28/2013	A	898,661

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	19

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 965,000	CA Educational Facilities Authority	5.125%	04/01/2017	02/28/2013	A	$966,216
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2022	06/01/2022		1,245,799
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2024	06/01/2022	A	432,824
100,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	02/28/2013	A	100,227
50,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2028	02/28/2013	A	50,056
745,000	CA Educational Facilities Authority (Mills College)	5.125	09/01/2022	02/28/2013	A	746,341
295,000	CA Educational Facilities Authority (Pooled University)	5.250	04/01/2024	02/28/2013	A	295,245
25,000	CA Educational Facilities Authority (Southwestern Law School)	5.000	11/01/2023	02/28/2013	A	25,041
1,500,000	CA Educational Facilities Authority (Student Loan)	5.400	03/01/2021	02/28/2013	A	1,502,310
335,000	CA Financing Authority (Wastewater Improvement)	6.100	11/01/2033	11/01/2015	A	339,348
5,000	CA GO	4.750	02/01/2017	02/28/2013	A	5,018
60,000	CA GO	4.800	08/01/2014	02/28/2013	A	60,224
5,000	CA GO	5.000	06/01/2013	02/28/2013	A	5,020
10,000	CA GO	5.000	06/01/2013	02/28/2013	A	10,039
20,000	CA GO	5.000	11/01/2013	02/28/2013	A	20,078
15,000	CA GO	5.000	06/01/2014	02/28/2013	A	15,059
10,000	CA GO	5.000	10/01/2014	02/28/2013	A	10,039
25,000	CA GO	5.000	06/01/2017	02/28/2013	A	25,095
5,000	CA GO	5.000	10/01/2017	02/28/2013	A	5,019
5,000	CA GO	5.000	10/01/2018	02/28/2013	A	5,019
775,000	CA GO	5.000	02/01/2019	02/28/2013	A	777,875
25,000	CA GO	5.000	06/01/2019	02/28/2013	A	25,093
10,000	CA GO	5.000	02/01/2020	02/28/2013	A	10,037
30,000	CA GO	5.000	02/01/2022	02/28/2013	A	30,111
90,000	CA GO	5.000	04/01/2022	02/28/2013	A	90,334
125,000	CA GO	5.000	11/01/2022	05/01/2013	A	126,394
20,000	CA GO	5.000	11/01/2022	02/28/2013	A	20,074
70,000	CA GO	5.000	02/01/2023	02/28/2013	A	70,260
130,000	CA GO	5.000	02/01/2023	08/01/2013	A	132,906
10,000	CA GO	5.000	04/01/2023	02/28/2013	A	10,037
105,000	CA GO	5.000	10/01/2023	02/28/2013	A	105,390
185,000	CA GO	5.000	10/01/2023	02/28/2013	A	185,686

20	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 20,000	CA GO	5.000%	10/01/2023	02/28/2013	A	$20,074
15,000	CA GO	5.000	11/01/2023	02/28/2013	A	15,056
5,000	CA GO	5.000	04/01/2024	02/28/2013	A	5,019
15,000	CA GO	5.000	04/01/2024	02/28/2013	A	15,056
5,000	CA GO	5.000	02/01/2025	02/28/2013	A	5,018
25,000	CA GO	5.000	02/01/2025	02/28/2013	A	25,092
10,000	CA GO	5.000	02/01/2025	02/28/2013	A	10,037
30,000	CA GO	5.000	02/01/2025	02/28/2013	A	30,110
55,000	CA GO	5.000	02/01/2025	08/01/2013	A	56,215
55,000	CA GO	5.000	02/01/2026	02/28/2013	A	55,200
100,000	CA GO	5.000	02/01/2026	02/28/2013	A	100,363
100,000	CA GO	5.000	02/01/2026	08/01/2013	A	102,184
270,000	CA GO	5.000	04/01/2027	02/28/2013	A	270,980
5,000	CA GO	5.000	10/01/2028	02/28/2013	A	5,018
10,000	CA GO	5.000	02/01/2032	08/01/2013	A	10,202
25,000	CA GO	5.000	02/01/2033	08/01/2013	A	25,486
15,000	CA GO	5.125	02/01/2027	02/28/2013	A	15,056
5,000	CA GO	5.125	02/01/2027	02/28/2013	A	5,019
10,000	CA GO	5.125	10/01/2027	02/28/2013	A	10,037
50,000	CA GO	5.125	02/01/2028	08/01/2013	A	51,115
25,000	CA GO	5.250	10/01/2013	04/01/2013	A	25,206
25,000	CA GO	5.250	10/01/2013	04/01/2013	A	25,206
15,000	CA GO	5.250	10/01/2015	04/01/2013	A	15,123
20,000	CA GO	5.250	06/01/2016	06/01/2013	A	20,324
80,000	CA GO	5.250	06/01/2017	06/01/2013	A	81,284
25,000	CA GO	5.250	04/01/2018	02/28/2013	A	25,099
25,000	CA GO	5.250	04/01/2019	02/28/2013	A	25,098
25,000	CA GO	5.250	04/01/2021	02/28/2013	A	25,098
190,000	CA GO	5.250	06/01/2021	06/01/2013	A	192,985
4,970,000	CA GO	5.250	09/01/2024	09/01/2021	A	6,096,451
25,000	CA GO	5.250	02/01/2025	08/01/2013	A	25,584
400,000	CA GO	5.250	11/01/2027	11/01/2013	A	413,740
25,000	CA GO	5.250	02/01/2028	02/28/2013	A	25,096
35,000	CA GO	5.250	02/01/2028	08/01/2013	A	35,802
100,000	CA GO	5.250	11/01/2028	11/01/2013	A	103,427
40,000	CA GO	5.250	02/01/2029	02/28/2013	A	40,152
505,000	CA GO	5.250	02/01/2030	02/28/2013	A	506,874
75,000	CA GO	5.250	02/01/2030	02/28/2013	A	75,278

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	21

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 40,000	CA GO	5.250%	04/01/2030	02/28/2013	A	$40,148
15,000	CA GO	5.375	06/01/2026	06/01/2013	A	15,237
100,000	CA GO	5.375	06/01/2026	06/01/2013	A	101,579
10,000	CA GO	5.500	04/01/2013	02/28/2013	A	10,043
85,000	CA GO	5.500	06/01/2013	02/28/2013	A	85,367
20,000	CA GO	5.500	04/01/2014	02/28/2013	A	20,086
10,000	CA GO	5.500	05/01/2014	02/28/2013	A	10,043
65,000	CA GO	5.500	06/01/2014	02/28/2013	A	65,281
60,000	CA GO	5.500	04/01/2015	04/01/2013	A	60,516
65,000	CA GO	5.500	06/01/2015	02/28/2013	A	65,280
65,000	CA GO	5.500	04/01/2019	04/01/2013	A	65,537
15,000	CA GO	5.500	03/01/2020	03/01/2013	A	15,062
25,000	CA GO	5.500	03/01/2020	03/01/2013	A	25,103
30,000	CA GO	5.500	10/01/2022	04/01/2013	A	30,248
25,000	CA GO	5.500	06/01/2025	02/28/2013	A	25,102
2,060,000	CA GO	5.500	11/01/2033	11/01/2013	A	2,127,774
5,000	CA GO	5.600	09/01/2021	03/01/2013	A	5,021
65,000	CA GO	5.600	09/01/2021	03/01/2013	A	65,274
80,000	CA GO	5.625	10/01/2021	04/01/2013	A	80,678
240,000	CA GO	5.625	10/01/2023	04/01/2013	A	242,033
10,000	CA GO	5.625	09/01/2024	03/01/2013	A	10,042
60,000	CA GO	5.625	05/01/2026	02/28/2013	A	60,249
15,000	CA GO	5.625	10/01/2026	04/01/2013	A	15,125
35,000	CA GO	5.750	03/01/2015	03/01/2013	A	35,158
35,000	CA GO	5.750	11/01/2017	05/01/2013	A	35,465
4,990,000	CA GO	5.750	11/01/2017	05/01/2013	A	5,056,267
85,000	CA GO	5.750	03/01/2023	03/01/2013	A	85,369
45,000	CA GO	5.800	06/01/2013	02/28/2013	A	45,206
230,000	CA GO	5.900	04/01/2023	04/01/2013	A	232,052
1,465,000	CA GO	5.900	04/01/2023	04/01/2013	A	1,478,068
75,000	CA GO	5.900	03/01/2025	03/01/2013	A	75,332
15,000	CA GO	6.000	10/01/2014	04/01/2013	A	15,142
20,000	CA GO	6.000	08/01/2015	08/01/2013	A	20,567
20,000	CA GO	6.000	05/01/2018	05/01/2013	A	20,275
5,000	CA GO	6.000	08/01/2019	08/01/2013	A	5,137
55,000	CA GO	6.000	10/01/2021	04/01/2013	A	55,500
45,000	CA GO	6.000	03/01/2024	03/01/2013	A	45,204
5,000	CA GO	6.000	05/01/2024	05/01/2013	A	5,068

22	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 90,000	CA GO	6.000%	08/01/2024	08/01/2013	A	$92,460
605,000	CA GO	6.250	10/01/2019	04/01/2013	A	610,754
905,000	CA GO	6.250	10/01/2019	04/01/2013	A	913,607
5,000,000	CA GO	6.500	04/01/2033	04/01/2019	A	6,225,150
1,495,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2017	02/28/2013	A	1,498,603
2,340,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2020	02/28/2013	A	2,345,639
2,335,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2018	02/28/2013	A	2,340,627
1,890,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2019	02/28/2013	A	1,894,555
940,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2021	02/28/2013	A	942,265
2,020,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2029	02/28/2013	A	2,023,979
130,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2030	06/01/2013	A	131,463
60,000	CA Health Facilities Financing Authority (Adventist Health System/West)	5.000	03/01/2028	03/01/2013	A	60,238
2,000,000	CA Health Facilities Financing Authority (CHCW)	5.250	03/01/2024	03/01/2016	A	2,218,540
500,000	CA Health Facilities Financing Authority (CHCW/CHC Obligated Group)	5.625	07/01/2032	07/01/2015	A	553,170
2,500,000	CA Health Facilities Financing Authority (Children’s Hospital of Los Angeles)	5.000	11/15/2027	11/15/2022	A	2,791,925
60,000	CA Health Facilities Financing Authority (Exception Children’s Foundation)	6.500	05/01/2020	02/28/2013	A	60,196
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	02/28/2013	A	10,028
395,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)	5.125	07/01/2018	02/28/2013	A	395,628
20,000	CA Health Facilities Financing Authority (PH&S/PH&S-Washington Obligated Group)	5.500	10/01/2016	02/28/2013	A	20,078
1,410,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.625	07/01/2019	02/28/2013	A	1,413,003
35,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	02/28/2013	A	35,100
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	5.500	10/01/2013	02/28/2013	A	30,128

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	23

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)	5.250%	06/01/2023	02/28/2013	A	$25,043
50,000	CA Health Facilities Financing Authority (SCADP)	5.150	05/01/2016	02/28/2013	A	50,146
2,000,000	CA Health Facilities Financing Authority (Stanford Hospital & Clinics)	5.250	11/15/2031	11/15/2020	A	2,342,980
110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.100	01/01/2024	02/28/2013	A	110,158
1,000,000	CA Health Facilities Financing Authority (Sutter Health)	5.250	08/15/2031	08/15/2021	A	1,180,340
2,750,000	CA Health Facilities Financing Authority (AHS/West)[1]	5.000	03/01/2026	03/01/2023	A	3,176,993
1,000,000	CA HFA (Home Mtg.)	4.950	08/01/2023	02/01/2017	A	1,022,000
2,355,000	CA HFA (Home Mtg.)	5.000	08/01/2037	02/01/2016	A	2,427,817
725,000	CA HFA (Home Mtg.)	5.200	08/01/2028	02/01/2018	A	754,406
4,000,000	CA HFA (Home Mtg.)	5.300	08/01/2023	08/01/2017	A	4,154,640
3,000,000	CA HFA (Home Mtg.)	5.450	08/01/2028	08/01/2017	A	3,126,960
4,295,000	CA HFA (Home Mtg.)	5.500	02/01/2042	05/26/2013	A	4,451,939
7,230,000	CA HFA (Home Mtg.)	5.500	08/01/2042	09/01/2013	A	7,547,325
85,000	CA HFA (Multifamily Hsg.)	5.200	08/01/2018	02/26/2013	A	85,203
15,000	CA HFA (Multifamily Hsg.)	5.300	08/01/2028	02/28/2013	A	15,073
140,000	CA HFA (Multifamily Hsg.)	5.375	08/01/2028	02/28/2013	A	140,070
80,000	CA HFA (Multifamily Hsg.)	5.400	08/01/2018	02/28/2013	A	80,090
1,855,000	CA HFA (Multifamily Hsg.)	5.400	08/01/2018	02/26/2013	A	1,857,078
770,000	CA HFA (Multifamily Hsg.)	5.450	08/01/2028	02/28/2013	A	770,670
90,000	CA HFA (Multifamily Hsg.)	5.850	08/01/2017	02/26/2013	A	91,683
790,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	02/28/2013	A	790,703
4,000,000	CA HFA (Multifamily Hsg.)	6.000	02/01/2038	02/28/2013	A	4,136,600
210,000	CA HFA (Multifamily Hsg.)	6.050	08/01/2016	02/28/2013	A	210,445
2,675,000	CA HFA (Multifamily Hsg.)	6.050	08/01/2027	02/28/2013	A	2,690,970
25,000	CA HFA (Multifamily Hsg.)	6.050	08/01/2038	02/28/2013	A	25,020
1,750,000	CA HFA (Multifamily Hsg.)	6.150	08/01/2022	02/28/2013	A	1,754,270
4,795,000	CA HFA (Multifamily Hsg.), Series A	5.200	08/01/2022	02/27/2013	A	4,858,774
5,110,000	CA HFA (Multifamily Hsg.), Series B	5.400	08/01/2028	02/28/2013	A	5,253,642
500,000	CA HFA, Series A	4.850	08/01/2026	08/01/2015	A	507,010
100,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.625	07/01/2020	02/28/2013	A	100,365
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.750	07/01/2030	02/28/2013	A	3,562,958

24	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 15,000	CA Infrastructure and Economic Devel. (Stockton Port District)	5.375%	07/01/2022	07/01/2013	A	$15,006
375,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)	5.750	09/01/2023	09/01/2013	A	388,166
345,000	CA Intercommunity Hospital Financing Authority COP	5.250	11/01/2019	02/28/2013	A	345,452
45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	02/28/2013	A	49,508
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)	5.750	05/01/2024	05/01/2014	A	10,106
50,000	CA Municipal Finance Authority (Biola University)	5.625	10/01/2023	04/01/2018	A	55,654
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)	5.250	02/01/2024	02/01/2019	A	1,137,176
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300	12/01/2017	06/25/2016	B	29,238
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	07/27/2022	B	311,909
890,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	02/28/2013	A	893,338
220,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	02/28/2013	A	220,825
460,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	02/28/2013	A	461,725
795,000	CA Pollution Control Financing Authority (Southern California Water Company)	5.500	12/01/2026	02/28/2013	A	796,439
20,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)	5.125	01/01/2014	02/28/2013	A	20,058
35,000	CA Public Works	5.250	12/01/2013	02/28/2013	A	35,134
210,000	CA Public Works	5.250	10/01/2015	02/28/2013	A	210,804
10,000	CA Public Works	5.250	10/01/2016	02/28/2013	A	10,038
5,000,000	CA Public Works	6.500	09/01/2017	10/19/2015	B	5,600,050
1,010,000	CA Public Works	6.625	11/01/2034	05/02/2019	A	1,256,248
60,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	02/28/2013	A	60,218
270,000	CA Public Works (California Community Colleges)	5.000	12/01/2017	02/28/2013	A	270,980

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	25

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 55,000	CA Public Works (California Community Colleges)	5.100%	09/01/2014	02/28/2013	A	$55,204
50,000	CA Public Works (California Community Colleges)	5.125	09/01/2016	02/28/2013	A	50,187
2,610,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	02/28/2013	A	2,619,996
25,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	02/28/2013	A	25,100
200,000	CA Public Works (California Community Colleges)	5.250	12/01/2014	02/28/2013	A	200,766
395,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	02/28/2013	A	396,513
140,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	02/28/2013	A	140,536
70,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	02/28/2013	A	70,268
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	02/28/2013	A	75,287
205,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	02/28/2013	A	205,785
25,000	CA Public Works (California Highway Patrol)	5.000	11/01/2015	02/28/2013	A	25,091
60,000	CA Public Works (California Highway Patrol)	5.250	11/01/2014	02/28/2013	A	60,230
565,000	CA Public Works (California Science Center)	5.250	10/01/2017	02/28/2013	A	567,164
50,000	CA Public Works (California Science Center)	5.250	10/01/2022	02/28/2013	A	50,184
2,000,000	CA Public Works (California State Prisons)	5.750	10/01/2031	10/01/2021	A	2,404,220
225,000	CA Public Works (California State University)	5.250	10/01/2013	02/28/2013	A	225,898
45,000	CA Public Works (California State University)	5.250	10/01/2013	02/28/2013	A	45,180
600,000	CA Public Works (California State University)	5.250	10/01/2015	02/28/2013	A	602,298
50,000	CA Public Works (California State University)	5.375	10/01/2016	02/28/2013	A	50,197
50,000	CA Public Works (California State University)	5.375	10/01/2017	02/28/2013	A	50,197
1,385,000	CA Public Works (California State University)	5.400	12/01/2016	02/28/2013	A	1,390,485
40,000	CA Public Works (California State University)	5.450	09/01/2014	02/28/2013	A	40,160

26	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 400,000	CA Public Works (California State University)	5.500%	09/01/2015	02/28/2013	A	$401,616
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)	5.750	11/01/2029	11/01/2019	A	893,063
110,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	02/28/2013	A	110,399
45,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	02/28/2013	A	45,163
585,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2021	02/28/2013	A	587,124
200,000	CA Public Works (Dept. of Corrections)	5.000	03/01/2027	02/28/2013	A	200,384
25,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	02/28/2013	A	25,100
75,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	02/28/2013	A	75,299
100,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2014	02/28/2013	A	100,383
275,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2014	02/28/2013	A	276,053
100,000	CA Public Works (Dept. of Corrections)	5.250	10/01/2014	02/28/2013	A	100,383
225,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	02/28/2013	A	225,862
75,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	02/28/2013	A	75,287
45,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	02/28/2013	A	45,172
260,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2016	02/28/2013	A	260,996
50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2016	02/28/2013	A	50,192
50,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2017	02/28/2013	A	50,192
10,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2021	02/28/2013	A	10,038
100,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2015	02/28/2013	A	100,394
125,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2016	02/28/2013	A	125,493
40,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	02/28/2013	A	40,162
370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	02/28/2013	A	371,495
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	02/28/2013	A	351,414
100,000	CA Public Works (Dept. of Corrections)	5.500	06/01/2022	12/01/2013	A	104,288
45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	02/28/2013	A	45,187
110,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	02/28/2013	A	110,457
25,000	CA Public Works (Dept. of General Services)	5.000	12/01/2023	02/28/2013	A	25,081
100,000	CA Public Works (Dept. of General Services)	5.000	03/01/2027	02/28/2013	A	100,192
65,000	CA Public Works (Dept. of General Services)	5.000	03/01/2027	02/28/2013	A	65,125
4,985,000	CA Public Works (Dept. of General Services)	5.000	12/01/2027	02/28/2013	A	5,053,045
40,000	CA Public Works (Dept. of General Services)	5.125	12/01/2021	02/28/2013	A	40,149
25,000	CA Public Works (Dept. of General Services)	5.250	11/01/2014	02/28/2013	A	25,096

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	27

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 125,000	CA Public Works (Dept. of General Services)	5.250%	12/01/2015	02/28/2013	A	$125,479
65,000	CA Public Works (Dept. of General Services)	5.250	12/01/2016	02/28/2013	A	65,249
600,000	CA Public Works (Dept. of General Services)	5.250	12/01/2018	02/28/2013	A	602,298
495,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	02/28/2013	A	496,896
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2020	02/28/2013	A	25,096
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2020	02/28/2013	A	25,096
10,000	CA Public Works (Dept. of Justice Building)	4.800	05/01/2015	02/28/2013	A	10,028
50,000	CA Public Works (Dept. of Justice)	5.125	11/01/2017	02/28/2013	A	50,187
30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	02/28/2013	A	30,115
95,000	CA Public Works (Dept. of Mental Health)	5.125	06/01/2029	06/01/2014	A	99,313
95,000	CA Public Works (Dept. of Veterans)	5.125	10/01/2013	02/28/2013	A	95,370
250,000	CA Public Works (Dept. of Youth Authority)	5.375	10/01/2015	02/28/2013	A	250,985
10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	02/28/2013	A	10,040
30,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	02/28/2013	A	30,121
3,000,000	CA Public Works (Judicial Council)	5.250	12/01/2026	12/01/2021	A	3,527,130
25,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2015	02/28/2013	A	25,091
25,000	CA Public Works (Regents University)	5.250	11/01/2013	02/28/2013	A	25,103
25,000	CA Public Works (Regents University)	5.250	11/01/2013	02/28/2013	A	25,068
400,000	CA Public Works (Regents University)	5.250	11/01/2014	02/28/2013	A	401,636
25,000	CA Public Works (Regents University)	5.250	11/01/2014	02/28/2013	A	25,102
20,000	CA Public Works (Regents University)	5.250	04/01/2015	04/01/2013	A	20,165
60,000	CA Public Works (State Universities)	5.250	12/01/2013	02/28/2013	A	60,221
335,000	CA Public Works (State Universities)	5.400	10/01/2022	02/28/2013	A	336,273
1,660,000	CA Public Works (State Universities)	5.500	12/01/2018	02/28/2013	A	1,666,706
35,000	CA Public Works (Trustees California State University)	5.000	10/01/2019	02/28/2013	A	35,127
135,000	CA Public Works (Various State Universities)	5.250	10/01/2014	02/28/2013	A	135,517
20,000	CA Public Works (Various California State Universities)	5.550	09/01/2016	02/28/2013	A	20,082

28	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 130,000	CA Public Works (Various Community Colleges)	5.200%	09/01/2017	02/28/2013	A	$130,493
275,000	CA Public Works (Various Community Colleges)	5.375	03/01/2013	03/01/2013		276,152
855,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	02/28/2013	A	858,369
160,000	CA Public Works (Various Community Colleges)	5.500	04/01/2013	02/28/2013	A	160,683
75,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	02/28/2013	A	75,309
2,825,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	02/28/2013	A	2,836,724
4,270,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	02/28/2013	A	4,287,721
2,135,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	02/28/2013	A	2,143,860
200,000	CA Public Works (Various State Universities)	5.250	12/01/2013	02/28/2013	A	200,776
300,000	CA Public Works (Various State Universities)	5.300	12/01/2014	02/28/2013	A	301,164
230,000	CA Public Works (Various State Universities)	5.350	12/01/2015	02/28/2013	A	230,902
465,000	CA Public Works (Various State Universities)	5.375	12/01/2019	02/28/2013	A	466,832
125,000	CA Public Works (Various State Universities)	5.400	10/01/2022	02/28/2013	A	125,475
1,030,000	CA Public Works (Various State Universities)	5.400	10/01/2022	02/28/2013	A	1,034,254
260,000	CA Public Works (Various State Universities)	5.500	09/01/2015	02/28/2013	A	261,050
30,000	CA Public Works Board (California Highway Patrol)	5.250	11/01/2020	02/28/2013	A	30,115
35,000	CA River Highlands Community Services District[3]	7.750	09/02/2020	09/02/2020		11,931
5,000	CA River Highlands Community Services District[3]	8.125	09/02/2020	09/02/2020		1,704
40,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A	6.350	12/01/2029	09/15/2014	B	40,929
400,000	CA School Finance Authority Charter School (Coastal Acedemy)[1]	5.000	10/01/2022	01/15/2020	B	421,608
40,000	CA Special Districts Association Finance Corp.	5.000	01/01/2018	02/28/2013	A	40,085
270,000	CA State University (Hayward Foundation)	5.250	08/01/2025	02/28/2013	A	270,408
25,000	CA Statewide CDA	6.625	09/01/2027	02/28/2013	A	25,034

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	29

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 5,000	CA Statewide CDA	7.000%	07/01/2022	02/28/2013	A	$5,009
7,000,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000	09/02/2022	07/03/2020	B	7,866,810
60,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	03/01/2013	A	60,137
1,220,000	CA Statewide CDA (California Hsg. Foundation)	5.250	12/01/2027	12/01/2017	A	1,333,240
1,100,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200	06/01/2036	02/28/2013	A	1,117,930
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)	6.000	05/15/2023	05/15/2018	A	113,363
490,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)	5.000	07/01/2022	05/28/2015	A	513,427
1,730,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)	5.250	07/01/2024	06/09/2015	A	1,853,487
880,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)	5.250	07/01/2025	04/26/2015	A	942,814
500,000	CA Statewide CDA (East Tabor Apartments)	6.850	08/20/2036	02/28/2013	A	516,195
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	09/01/2013	A	45,945
20,000	CA Statewide CDA (Lincoln Apartments)	5.200	09/20/2020	03/20/2013	A	20,063
150,000	CA Statewide CDA (Quail Ridge Apartments)	5.375	07/01/2032	11/27/2029	B	115,280
430,000	CA Statewide CDA (Rio Bravo)	6.500	12/01/2018	04/22/2018	B	423,154
365,000	CA Statewide CDA (Sherman Oaks)	5.000	08/01/2018	02/28/2013	A	366,055
560,000	CA Statewide CDA (Sycamore)	6.000	03/20/2038	03/20/2013	A	589,506
480,000	CA Statewide CDA (Water & Wastewater)	5.125	10/01/2022	02/28/2013	A	481,594
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	02/28/2013	A	25,538
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)	5.000	04/01/2018	02/28/2013	A	5,006
550,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)	5.125	04/01/2023	02/28/2013	A	550,237
2,025,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)	5.500	04/01/2013	02/28/2013	A	2,030,468
130,000	CA Statewide CDA COP (Internext Group)	5.375	04/01/2017	02/28/2013	A	130,351
85,000	CA Statewide CDA COP (Internext Group)	5.375	04/01/2030	02/28/2013	A	85,122

30	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 475,000	CA Statewide CDA School Facilities (47th & Main)	5.125%	07/01/2022	06/27/2018	A	$498,646
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	02/28/2013	A	21,450
115,000	CA Statewide CDA Water & Wastewater	5.000	10/01/2026	02/28/2013	A	115,373
10,000	CA Statewide CDA Water & Wastewater	5.000	10/01/2031	02/28/2013	A	10,031
90,000	CA Statewide CDA Water & Wastewater	5.300	10/01/2020	02/28/2013	A	90,349
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	4.750	05/01/2013	02/28/2013	A	250,818
3,738,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.625	05/01/2029	07/25/2016	B	3,715,609
2,110,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.625	05/01/2029	07/24/2016	B	2,066,914
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	05/01/2013	A	3,394,694
50,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2017	02/28/2013	A	50,153
60,000	CA Water Resource Devel. GO, Series P	5.800	06/01/2014	02/28/2013	A	60,274
20,000	CA Water Resource Devel. GO, Series P & N	5.000	06/01/2020	02/28/2013	A	20,074
60,000	CA Water Resource Devel. GO, Series Q	5.000	03/01/2016	02/28/2013	A	60,230
15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2015	02/28/2013	A	15,058
15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2017	02/28/2013	A	15,057
20,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	03/06/2014	B	19,473
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	4.650	09/01/2014	09/01/2014		24,212
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/22/2021	B	103,056
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029	B	40,674
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750	09/01/2022	09/14/2018	B	107,091
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	04/30/2027	B	39,825

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	31

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750%	09/01/2028	03/01/2013	A	$10,006
30,000	California City, CA Redevel. Agency Tax Allocation	7.000	09/01/2015	02/28/2013	A	30,093
80,000	Campbell, CA (Civic Center) COP	5.250	10/01/2028	02/28/2013	A	80,291
10,000	Canyon Lake, CA COP (Railroad Canyon Road)	7.375	06/01/2014	06/01/2013	A	10,175
75,000	Capistrano, CA Unified School District (Las Flores)	5.000	09/01/2023	03/01/2013	A	75,095
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)	5.300	09/01/2023	03/01/2013	A	15,014
60,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2013	A	60,085
120,000	Carlsbad, CA Improvement Bond Act 1915	5.950	09/02/2025	03/02/2013	A	120,556
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2013	A	30,066
80,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	03/02/2013	A	80,145
65,000	Carson, CA Redevel. Agency	5.000	10/01/2026	10/01/2013	A	65,419
50,000	Carson, CA Redevel. Agency	5.250	10/01/2017	02/28/2013	A	50,604
200,000	Carson, CA Redevel. Agency	5.250	10/01/2018	02/28/2013	A	202,384
40,000	Carson, CA Redevel. Agency	5.250	10/01/2020	02/28/2013	A	40,464
65,000	Carson, CA Redevel. Agency	5.250	10/01/2021	02/28/2013	A	65,746
25,000	Carson, CA Redevel. Agency Tax Allocation	5.250	10/01/2022	10/01/2013	A	25,278
15,000	Castaic, CA Union School District Community Facilities District No. 92-1	8.500	10/01/2013	04/01/2013	A	15,154
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2013	A	2,771,615
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	03/02/2013	A	72,162
100,000	Cathedral City, CA Public Financing Authority	5.300	08/01/2013	02/28/2013	A	100,271
30,000	Cathedral City, CA Public Financing Authority	5.600	08/01/2018	02/28/2013	A	30,068
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	B	38,424
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	B	34,801
2,500,000	Central CA Unified School District	5.000	07/01/2029	07/01/2014	A	2,682,550
10,000	Central CA Unified School District	5.625	03/01/2018	03/01/2013	A	10,045
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2013	09/02/2013		102,064

32	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 150,000	Chico, CA Public Financing Authority	5.000%	04/01/2018	02/28/2013	A	$150,438
100,000	Chico, CA Public Financing Authority	5.000	04/01/2019	02/28/2013	A	100,274
255,000	Chino Hills, CA COP	5.000	09/01/2026	02/28/2013	A	255,362
20,000	Chowchilla, CA Improvement Bond Act 1915	6.700	09/02/2027	09/02/2013	A	20,426
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	5.700	09/01/2016	03/01/2013	A	55,690
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	6.100	09/01/2021	03/01/2013	A	15,176
250,000	Chula Vista, CA Community Facilities District (Otay Ranch Village)	6.000	09/01/2033	03/01/2013	A	250,308
200,000	Chula Vista, CA COP	5.000	08/01/2024	02/28/2013	A	202,732
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000	09/02/2015	03/02/2013	A	10,334
50,000	Chula Vista, CA Public Financing Authority	4.750	09/02/2015	02/28/2013	A	50,647
190,000	Chula Vista, CA Public Financing Authority	5.000	09/02/2016	02/28/2013	A	192,512
50,000	Chula Vista, CA Elementary School District COP (Elementary School Building)	5.000	09/01/2026	03/01/2013	A	50,040
1,000,000	Clovis, CA Public Financing Authority	5.000	03/01/2027	02/28/2013	A	1,024,950
25,000	Clovis, CA Public Financing Authority	5.375	03/01/2020	02/28/2013	A	25,100
1,380,000	Coachella Valley, CA Unified School District COP	5.000	09/01/2031	09/01/2013	A	1,390,612
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	03/01/2013	A	25,035
50,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	02/28/2013	A	50,018
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	02/28/2013	A	20,009
1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020		1,943,159
1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021		2,138,185
1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022	A	1,455,331
3,500,000	Compton, CA Public Finance Authority	5.000	09/01/2022	06/04/2019	B	3,162,110
480,000	Compton, CA Sewer	5.375	09/01/2023	02/28/2013	A	480,072
25,000	Concord, CA GO	5.000	08/01/2017	02/28/2013	A	25,058
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)	5.000	03/01/2016	02/28/2013	A	25,092

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	33

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)	5.000%	03/01/2017	02/28/2013	A	$25,089
95,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)	5.125	03/01/2023	02/28/2013	A	95,156
65,000	Contra Costa County, CA Public Financing Authority	5.000	06/01/2028	02/28/2013	A	65,103
45,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2014	02/28/2013	A	45,176
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	02/28/2013	A	110,405
25,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2016	02/28/2013	A	25,086
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)	5.125	08/01/2019	09/05/2017	B	576,278
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)	6.000	06/01/2021	02/28/2013	A	20,092
30,000	Corona, CA COP	5.500	08/01/2016	02/28/2013	A	30,110
20,000	Corona, CA COP (Clearwater Cogeneration)	5.000	09/01/2021	09/01/2013	A	20,544
205,000	Corona, CA COP (Clearwater Cogeneration)	5.000	09/01/2021	09/01/2013	A	209,395
45,000	Corona, CA COP (Clearwater Cogeneration)	5.000	09/01/2028	09/01/2013	A	45,843
35,000	Corona, CA COP (Clearwater Cogeneration)	5.000	09/01/2031	09/01/2013	A	36,001
15,000	Corona, CA Public Financing Authority	5.000	09/01/2020	03/01/2013	A	15,055
500,000	Corona, CA Redevel. Agency Tax Allocation	5.000	09/01/2023	09/01/2014	A	527,685
85,000	Corona, CA Redevel. Agency Tax Allocation	5.500	09/01/2016	02/28/2013	A	85,219
80,000	Corona, CA Redevel. Agency Tax Allocation	5.625	09/01/2021	02/28/2013	A	80,145
15,000	Corona-Norco, CA Unified School District	5.625	09/01/2033	09/01/2013	A	15,092
25,000	Corona-Norco, CA Unified School District	5.750	09/01/2014	02/28/2013	A	25,091
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	03/01/2013	A	103,080
750,000	Corona-Norco, CA Unified School District Public Financing Authority[1]	5.000	09/01/2026	09/01/2023	A	850,898
60,000	Coronado, CA Community Devel. Agency Tax Allocation	5.100	09/01/2013	02/28/2013	A	60,238
75,000	Covina, CA Public Financing Authority	5.250	12/01/2018	02/28/2013	A	75,215

34	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 20,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.000%	10/01/2016	04/02/2015	B	$21,591
115,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.250	10/01/2017	10/01/2017		126,731
120,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.625	10/01/2018	10/01/2018		135,304
155,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875	10/01/2019	10/01/2019		178,297
35,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875	10/01/2020	10/01/2020		42,579
185,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.000	10/01/2021	10/01/2021		226,973
110,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.125	10/01/2020	10/01/2020		128,679
130,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.250	10/01/2021	10/01/2021		154,384
315,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.750	10/01/2027	10/01/2021	A	371,643
115,000	Culver City, CA COP	5.750	01/01/2016	02/28/2013	A	115,394
25,000	Culver City, CA Redevel. Agency	5.500	11/01/2020	02/28/2013	A	25,546
200,000	Culver City, CA Redevel. Finance Authority	5.200	11/01/2013	02/28/2013	A	200,784
10,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2014	05/07/2014	B	10,289
25,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2019	02/28/2013	A	25,546
10,000	Culver City, CA Redevel. Finance Authority	5.600	11/01/2025	02/28/2013	A	10,036
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	02/28/2013	A	20,018
750,000	Del Norte County, CA COP	5.400	06/01/2019	02/28/2013	A	753,098
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)	6.000	09/01/2023	09/01/2019	A	587,775
360,000	Dinuba, CA Redevel. Agency Tax Allocation	5.750	09/01/2028	07/25/2019	A	401,360
40,000	Dixon, CA Public Financing Authority	5.150	09/02/2020	03/02/2013	A	40,064
35,000	Dixon, CA Public Financing Authority	5.700	09/02/2020	03/02/2013	A	35,037
535,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2020	08/01/2013	A	537,161
40,000	Eastern CA Municipal Water District Community Facilities Special Tax	6.375	09/01/2027	09/01/2013	A	40,374
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.500	09/01/2028	03/01/2014	A	90,192

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	35

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625%	09/01/2034	03/01/2014	A	$65,037
45,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)	5.500	09/01/2024	09/01/2013	A	45,768
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	03/02/2013	A	10,013
50,000	El Centro, CA Financing Authority (El Centro Regional Medical Center)	5.250	03/01/2026	02/28/2013	A	50,065
200,000	El Cerrito, CA Redevel. Agency Tax Allocation	5.000	07/01/2019	02/28/2013	A	200,110
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022	A	708,435
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022	A	891,584
50,000	El Monte, CA City School District	5.375	05/01/2014	05/01/2013	A	50,643
75,000	El Monte, CA City School District	6.250	05/01/2025	05/01/2013	A	76,149
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)	5.000	06/01/2019	06/01/2013	A	50,571
1,170,000	Emery, CA Unified School District	6.250	08/01/2026	08/01/2021	A	1,508,668
2,000,000	Emeryville, CA Public Financing Authority	5.200	09/01/2022	02/28/2013	A	2,042,220
195,000	Emeryville, CA Public Financing Authority	6.200	09/01/2025	02/28/2013	A	195,468
75,000	Emeryville, CA Public Financing Authority (Emeryville Redevel.)	5.250	09/01/2019	02/28/2013	A	75,887
205,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)	5.000	09/01/2019	02/28/2013	A	205,338
200,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)	5.000	09/01/2028	02/28/2013	A	200,116
15,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	03/02/2013	A	15,004
1,000,000	Escondido, CA Joint Powers Financing Authority (Reidy Creek)	5.125	09/01/2030	02/28/2013	A	1,001,180
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	03/02/2013	A	15,494
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	B	7,653
260,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1	5.500	10/01/2015	02/28/2013	A	260,967

36	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 270,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2	5.250%	10/01/2013	02/28/2013	A	$271,118
50,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2	5.375	10/01/2016	02/28/2013	A	50,213
250,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2	5.375	10/01/2017	02/28/2013	A	251,065
25,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2013	A	25,025
25,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2013	A	25,026
60,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	09/01/2014	02/28/2013	A	60,218
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	10/01/2022	10/01/2015	A	270,548
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	09/01/2023	02/28/2013	A	90,173
125,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.250	09/01/2020	02/28/2013	A	125,298
700,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500	09/01/2032	02/28/2013	A	715,162
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	02/28/2013	A	556,288
200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2016	02/28/2013	A	200,384
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2021	02/28/2013	A	25,025
205,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2027	04/01/2013	A	205,478
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)	5.450	09/01/2029	09/01/2014	A	40,768
650,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	5.000	09/01/2022	02/28/2013	A	650,754
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	03/01/2013	A	273,128
2,300,000	Fontana, CA Special Tax Community Facilities District No. 2-A	5.250	09/01/2017	03/01/2013	A	2,305,727
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	04/01/2013	A	10,077
270,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.000	01/15/2014	02/28/2013	A	270,454
665,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.125	01/15/2015	02/28/2013	A	666,131
2,005,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.125	01/15/2019	02/28/2013	A	2,008,148

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	37

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 270,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.375%		01/15/2015	02/28/2013	A	$270,513
20,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.561	[2]	01/15/2017	02/28/2013	A	16,063
500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.800		01/15/2020	01/15/2014	A	517,725
1,585,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.875		01/15/2026	01/15/2014	A	1,635,292
1,010,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)	5.000		01/15/2016	02/28/2013	A	1,011,525
1,150,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)	5.375		01/15/2014	02/28/2013	A	1,152,185
100,000	Freshwater, CA School District	5.000		08/01/2025	08/01/2013	A	100,697
1,175,000	Fresno, CA Airport	5.800		07/01/2030	02/28/2013	A	1,179,406
25,000	Fresno, CA Airport, Series A	5.500		07/01/2030	02/28/2013	A	25,045
10,000	Fresno, CA Joint Powers Financing Authority	5.000		06/01/2019	02/28/2013	A	10,038
30,000	Fresno, CA Joint Powers Financing Authority	5.000		06/01/2020	02/28/2013	A	30,113
870,000	Fresno, CA Joint Powers Financing Authority	5.000		04/01/2022	04/01/2018	A	943,907
55,000	Fresno, CA Joint Powers Financing Authority	5.250		08/01/2018	02/28/2013	A	55,108
2,160,000	Fresno, CA Joint Powers Financing Authority	5.250		10/01/2024	10/01/2014	A	2,210,522
70,000	Fresno, CA Joint Powers Financing Authority	5.500		06/01/2015	02/28/2013	A	70,301
140,000	Fresno, CA Joint Powers Financing Authority	5.750		06/01/2026	02/28/2013	A	143,767
305,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)	5.000		09/01/2013	02/28/2013	A	306,183
135,000	Fullerton, CA Redevel. Agency COP	5.000		04/01/2026	04/01/2017	A	141,341
80,000	Fullerton, CA School District Special Tax	6.300		09/01/2023	03/01/2013	A	80,966
10,000	Galt, CA Improvement Bond Act 1915	5.900		09/02/2022	03/02/2013	A	10,308
25,000	Garden Grove, CA Agency for Community Devel. Tax Allocation	5.000		10/01/2025	10/01/2013	A	25,571
100,000	Garden Grove, CA Agency for Community Devel. Tax Allocation	5.375		10/01/2020	10/01/2013	A	102,631
115,000	Garden Grove, CA COP	5.375		03/01/2017	03/01/2013	A	116,455
100,000	Gilroy, CA Unified School District	5.000		08/01/2027	08/01/2013	A	102,035
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125		09/02/2022	03/02/2013	A	20,024
425,000	Grand Terrace, CA Community Redevel. Agency	5.100		09/01/2022	09/01/2019	A	467,309

38	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 15,000	Greenfield, CA Redevel. Agency	6.000%	02/01/2029	02/19/2028	B	$14,275
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2022	12/01/2014	A	1,572,984
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2023	12/01/2014	A	1,066,430
135,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2018	02/28/2013	A	135,435
50,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2024	02/28/2013	A	50,157
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	04/01/2013	A	3,329,705
90,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	03/01/2013	A	90,357
155,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	03/01/2013	A	155,448
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2013	A	45,127
50,000	Hayward, CA Public Finance Authority (Hayward Water System)	5.100	06/01/2013	02/28/2013	A	50,170
1,015,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)	5.125	08/01/2031	08/01/2013	A	1,023,384
20,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)	5.000	08/01/2017	08/01/2013	A	20,363
50,000	Hement, CA Redevel. Agency Tax Allocation	5.000	09/15/2023	02/28/2013	A	50,059
1,980,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	03/01/2013	A	1,980,891
10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2013	A	10,315
125,000	Hollister, CA Redevel. Agency Tax Allocation	5.250	10/01/2016	10/01/2013	A	128,440
15,000	Huntington Beach, CA Community Facilities District	5.400	10/01/2020	04/01/2013	A	15,067
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	03/01/2013	A	20,007
100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2018	08/01/2013	A	102,054
35,000	Imperial County, CA COP	5.000	02/15/2019	02/26/2013	A	35,116
2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000	10/15/2026	10/15/2022	A	3,043,098
250,000	Indio, CA Community Facilities District Special Tax	5.200	09/01/2027	03/01/2013	A	250,080
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	03/01/2013	A	50,076

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	39

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 125,000	Indio, CA Hsg. (Olive Court Apartments)	6.375%	12/01/2026	06/01/2013	A	$125,740
75,000	Industry, CA Urban Devel. Agency	5.000	05/01/2020	02/28/2013	A	76,004
130,000	Industry, CA Urban Devel. Agency (South Montebello)	5.000	05/01/2019	02/28/2013	A	131,577
750,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500	04/01/2014	04/01/2014		794,655
100,000	Jurupa, CA Community Services District Special Tax	5.000	09/01/2027	09/01/2016	A	102,331
1,000,000	Jurupa, CA Unified School District	5.000	08/01/2023	08/01/2013	A	1,023,580
500,000	Jurupa, CA Unified School District	5.000	08/01/2028	08/01/2013	A	511,790
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	02/28/2013	A	15,041
15,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2014	02/28/2013	A	15,042
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	02/28/2013	A	10,016
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2013	A	55,049
100,000	La Mirada, CA Redevel. Agency	5.000	08/15/2014	02/28/2013	A	100,375
25,000	La Mirada, CA Redevel. Agency	5.000	08/15/2015	02/28/2013	A	25,079
60,000	La Mirada, CA Redevel. Agency	5.125	08/15/2021	02/28/2013	A	60,209
175,000	La Mirada, CA Redevel. Agency	5.125	08/15/2022	02/28/2013	A	175,597
35,000	La Quinta, CA Redevel. Agency Tax Allocation	5.000	09/01/2021	02/28/2013	A	35,431
70,000	La Quinta, CA Redevel. Agency Tax Allocation	5.100	09/01/2031	09/01/2013	A	70,536
100,000	La Quinta, CA Redevel. Agency Tax Allocation	5.200	09/01/2028	03/01/2013	A	100,136
50,000	LaFayette, CA Redevel. Agency Tax Allocation	5.750	08/01/2032	08/01/2013	A	50,937
15,000	Lake Elsinore, CA Public Financing Authority	6.375	10/01/2033	10/01/2013	A	15,430
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2015	A	524,275
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	03/01/2013	A	1,158,392
35,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	04/01/2013	A	35,156
615,000	Lancaster, CA Redevel. Agency	5.500	12/01/2028	12/01/2020	A	672,367
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	02/28/2013	A	15,017
115,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2013	A	115,869

40	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 15,000	Lathrop, CA Financing Authority (Water Supply)	5.750%	06/01/2020	06/01/2013	A	$15,103
50,000	Lathrop, CA Financing Authority (Water Supply)	5.900	06/01/2023	06/01/2013	A	50,285
10,000	Lathrop, CA Improvement Bond Act 1915	6.000	09/02/2021	03/02/2014	A	10,209
5,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875	09/02/2017	03/02/2013	A	5,165
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2023	03/02/2014	A	10,178
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	03/02/2014	A	60,975
50,000	Lawndale, CA Elementary School District	5.000	08/01/2029	08/01/2013	A	51,018
100,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2027	03/01/2013	A	100,274
200,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2032	03/01/2013	A	201,004
1,500,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750	09/01/2023	09/01/2013	A	1,549,740
50,000	Lincoln, CA Public Financing Authority	5.000	08/01/2028	08/01/2013	A	50,301
100,000	Livermore Valley, CA Joint Unified School District	5.000	08/01/2023	02/28/2013	A	100,384
20,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	03/02/2013	A	20,439
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	03/01/2013	A	45,039
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	03/01/2013	A	15,010
875,000	Livermore, CA Redevel. Agency Tax Allocation	5.000	08/01/2026	02/28/2013	A	884,389
50,000	Livermore, CA Redevel. Agency Tax Allocation	5.250	08/01/2018	02/28/2013	A	50,566
2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	2,266,960
10,000	Long Beach, CA Bond Finance Authority	5.000	11/01/2024	02/28/2013	A	10,009
370,000	Long Beach, CA Bond Finance Authority	5.250	11/15/2023	11/15/2023		430,121
500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)	5.000	05/01/2024	05/01/2016	A	571,015

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	41

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 620,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000%	11/15/2017	11/15/2017		$697,618
685,000	Long Beach, CA Bond Finance Authority Natural Gas	5.250	11/15/2018	11/15/2018		786,579
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	02/28/2013	A	50,052
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	03/01/2013	A	5,021
1,250,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)	5.000	08/01/2028	08/01/2022	A	1,451,400
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2013	A	100,202
60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	02/28/2013	A	60,092
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	02/28/2013	A	40,135
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2017	02/28/2013	A	50,155
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2018	02/28/2013	A	50,144
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2019	02/28/2013	A	120,312
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	02/28/2013	A	125,305
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	02/28/2013	A	80,181
505,000	Los Angeles, CA Community Redevel. Agency (Hollywood)	5.000	07/01/2022	02/28/2013	A	505,394
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)	5.500	09/01/2014	02/28/2013	A	25,068
20,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)	4.750	07/01/2017	02/28/2013	A	20,031
35,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)	5.000	07/01/2020	02/28/2013	A	35,040
65,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)	5.125	07/01/2023	02/28/2013	A	65,050
25,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)	5.250	07/01/2018	02/28/2013	A	25,044
145,000	Los Angeles, CA COP (Dept. of Public Social Services)	5.500	08/01/2019	02/28/2013	A	145,539
90,000	Los Angeles, CA COP (Dept. of Public Social Services)	5.500	08/01/2031	02/28/2013	A	90,309
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375	05/15/2025	05/15/2025		11,611,872

42	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 15,000	Los Angeles, CA Dept. of Water & Power	4.750%	08/15/2017	02/28/2013	A	$15,056
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	02/28/2013	A	10,037
2,000,000	Los Angeles, CA Dept. of Water & Power	5.000	07/01/2019	07/01/2013	A	2,038,920
70,000	Los Angeles, CA Mtg. (Section 8)	5.350	07/01/2022	02/28/2013	A	70,146
15,000	Los Angeles, CA Mtg. (Section 8)	6.500	07/01/2022	02/28/2013	A	15,044
45,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	02/28/2013	A	45,053
35,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)	5.900	01/01/2030	02/28/2013	A	35,061
20,000	Los Angeles, CA Multifamily Hsg. (Park Plaza West Senior Partners)	5.400	01/20/2031	07/20/2013	A	20,156
1,905,000	Los Angeles, CA Multifamily Hsg. (Park Plaza West)	5.300	01/20/2021	02/28/2013	A	1,955,521
25,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)	5.500	06/01/2017	02/28/2013	A	25,093
125,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)	5.500	06/01/2018	02/28/2013	A	125,465
100,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)	5.500	06/01/2019	02/28/2013	A	100,372
120,000	Los Angeles, CA Parking System	5.125	05/01/2016	05/01/2013	A	121,198
500,000	Los Angeles, CA Parking System	5.250	05/01/2018	05/01/2013	A	505,020
200,000	Los Angeles, CA Parking System	5.250	05/01/2022	05/01/2013	A	202,008
160,000	Los Angeles, CA Parking System	5.250	05/01/2029	05/01/2013	A	161,730
25,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	02/28/2013	A	25,097
20,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	02/28/2013	A	20,082
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	02/28/2013	A	70,228
200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	02/28/2013	A	200,650
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	02/28/2013	A	70,228
180,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	02/28/2013	A	180,585
115,000	Los Banos, CA COP	5.000	12/01/2022	02/28/2013	A	115,185
100,000	Los Banos, CA Sewer System COP	5.000	12/01/2019	02/28/2013	A	100,251
25,000	Los Banos, CA Unified School District COP	5.625	08/01/2016	02/28/2013	A	25,064
45,000	Lynwood, CA Public Finance Authority Tax Allocation	5.900	09/01/2028	03/01/2013	A	45,088

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	43

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 15,000	Madera County, CA COP (Children’s Hospital Central California Foundation)	5.000%	03/15/2015	02/28/2013	A	$15,043
730,000	Madera County, CA COP (Valley Children’s Hospital)	5.000	03/15/2023	02/28/2013	A	730,986
400,000	Madera County, CA COP (Valley Children’s Hospital)	5.750	03/15/2028	02/28/2013	A	400,736
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	04/01/2013	A	50,005
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989[1]	5.000	09/01/2027	09/01/2023	A	1,469,141
25,000	Manzanita, CA Elementary School District	5.600	08/01/2025	02/28/2013	A	25,040
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)	5.625	07/01/2025	02/28/2013	A	10,021
575,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)	5.250	01/01/2027	01/01/2021	A	647,209
50,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	09/01/2013	A	50,389
940,000	Mendocino Coast, CA Healthcare District	5.875	02/01/2020	02/25/2013	A	942,641
25,000	Menifee, CA Union School District Special Tax	6.050	09/01/2026	03/01/2013	A	25,040
15,000	Menlo Park, CA GO	5.000	08/01/2015	02/28/2013	A	15,059
15,000	Merced County, CA COP (Juvenile Justice Corridor Facility)	5.000	06/01/2024	02/28/2013	A	15,048
50,000	Merced County, CA COP (Juvenile Justice Corridor Facility)	5.000	06/01/2025	02/28/2013	A	50,161
250,000	Mill Valley, CA COP (The Redwoods)	5.750	12/01/2020	02/28/2013	A	250,980
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2013	A	5,158
45,000	Milpitas, CA Redevel. Agency	5.000	09/01/2020	09/01/2013	A	46,072
290,000	Milpitas, CA Redevel. Agency	5.125	09/01/2019	09/01/2013	A	297,462
1,000,000	Milpitas, CA Redevel. Agency	5.250	09/01/2021	09/01/2013	A	1,024,670
500,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	08/29/2019	B	527,200
10,000	Modesto, CA Irrigation District Financing Authority (Domestic Water)	5.000	09/01/2018	02/28/2013	A	10,038
5,000	Monrovia, CA Redevel. Agency Public Parking Facilities	5.200	04/01/2013	02/28/2013	A	5,016
3,595,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)	5.000	05/01/2021	02/28/2013	A	3,697,565

44	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 2,000,000	Montclair, CA Redevel. Agency Tax Allocation	5.300%	10/01/2030	02/28/2013	A	$2,003,420
70,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.300	09/01/2022	02/28/2013	A	70,099
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	02/28/2013	A	10,004
185,000	Montebello, CA Community Redevel. Agency Tax Allocation	5.000	03/01/2019	03/01/2013	A	185,298
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation	5.250	09/01/2024	03/01/2013	A	732,219
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)	5.500	03/01/2014	03/01/2013	A	416,212
25,000	Montebello, CA COP	5.300	11/01/2018	02/28/2013	A	25,078
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2013	03/01/2013		65,290
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	03/01/2013	A	65,759
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2016	03/01/2013	A	20,280
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.750	03/01/2017	03/01/2013	A	40,652
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	03/01/2013	A	365,977
430,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950	09/01/2034	03/01/2013	A	430,641
400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000	09/01/2022	09/01/2013	A	412,188
300,000	Morgan Hill, CA COP (Water System)	5.125	06/01/2021	06/01/2013	A	304,098
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)	5.250	08/01/2019	08/01/2019		112,965
230,000	Needles, CA Public Utility Authority	6.650	02/01/2032	02/28/2013	A	230,108
235,000	Norco, CA Redevel Agency	5.125	03/01/2030	03/01/2013	A	235,212
290,000	Norco, CA Redevel Agency	5.500	03/01/2030	03/01/2013	A	290,212
30,000	Norco, CA Redevel. Agency	5.000	03/01/2019	03/01/2013	A	30,052
2,505,000	Northern CA Tobacco Securitization Authority (TASC)	4.750	06/01/2023	09/11/2016	B	2,427,270
1,145,000	Northern, CA Inyo County Local Hospital District	5.000	12/01/2015	12/12/2014	B	1,224,738
835,000	Northern, CA Inyo County Local Hospital District	6.375	12/01/2025	12/01/2020	A	945,579

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	45

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 70,000	Norwalk, CA Community Facilities Financing	5.250%	02/01/2017	08/01/2013	A	$71,705
175,000	Norwalk, CA Community Facilities Financing	5.375	02/01/2029	08/01/2013	A	178,889
225,000	Novato, CA GO	5.250	08/01/2017	08/01/2013	A	230,308
70,000	Novato, CA GO	5.300	08/01/2016	02/28/2013	A	70,295
600,000	Oakdale, CA Public Financing Authority	5.125	03/01/2022	03/01/2013	A	611,394
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900	06/01/2014	06/01/2013	A	30,306
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	06/01/2013	A	10,057
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	06/01/2013	A	50,136
135,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2015	02/28/2013	A	135,331
145,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2016	02/28/2013	A	145,332
100,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2017	02/28/2013	A	100,207
330,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2023	02/28/2013	A	330,396
250,000	Oakland, CA Redevel. Agency	5.500	09/01/2017	03/01/2013	A	250,723
250,000	Oakland, CA Redevel. Agency	5.500	09/01/2019	03/01/2013	A	250,640
750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021	B	839,040
2,000,000	Oakland, CA Unified School District	5.000	08/01/2025	08/01/2015	A	2,062,420
585,000	Oakland, CA Unified School District	5.000	08/01/2026	02/28/2013	A	586,895
50,000	Oakland, CA Unified School District	5.250	08/01/2015	02/28/2013	A	50,187
200,000	Oakland, CA Unified School District	5.250	08/01/2016	02/28/2013	A	200,698
100,000	Oakland, CA Unified School District	5.250	08/01/2017	02/28/2013	A	100,331
160,000	Oakland, CA Unified School District	5.250	08/01/2019	02/28/2013	A	160,603
370,000	Oakland, CA Unified School District	5.250	08/01/2020	02/28/2013	A	371,395
300,000	Oakland, CA Unified School District	5.250	08/01/2022	02/28/2013	A	301,215
3,100,000	Oakland, CA Unified School District	5.250	08/01/2024	02/28/2013	A	3,111,129
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	A	1,143,620
25,000	Ontario, CA Improvement Bond Act 1915	6.800	09/02/2013	03/02/2013	A	25,094
1,835,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2013	A	1,846,010
120,000	Ontario, CA Montclair School District	5.000	08/01/2027	02/28/2013	A	120,408
60,000	Orange County, CA Community Facilities District	5.250	08/15/2019	02/28/2013	A	60,132

46	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	Orange County, CA Devel. Agency (Neighborhood Devel,)	5.000%	09/01/2020	02/28/2013	A	$50,072
30,000	Orange County, CA Devel. Agency (Neighborhood Devel.)	5.000	09/01/2017	02/28/2013	A	30,057
50,000	Orange County, CA Devel. Agency (Neighborhood Devel.)	5.000	09/01/2018	02/28/2013	A	50,087
265,000	Orange County, CA Devel. Agency (Neighborhood Devel.)	5.000	09/01/2022	02/28/2013	A	265,307
15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	03/02/2013	A	15,043
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.850	09/02/2013	03/02/2013	A	20,081
850,000	Oroville, CA Public Financing Authority	5.000	09/15/2030	02/28/2013	A	862,436
115,000	Oroville, CA Public Financing Authority	5.125	09/15/2025	02/28/2013	A	115,108
975,000	Oxnard, CA Financing Authority	5.000	06/01/2020	06/01/2013	A	987,919
50,000	Oxnard, CA Financing Authority	5.300	06/01/2029	06/01/2021	A	56,845
845,000	Oxnard, CA Harbor District	5.000	08/01/2020	08/01/2020		933,843
25,000	Pajaro Valley, CA Water Management Agency COP	5.500	03/01/2016	02/28/2013	A	25,002
70,000	Pajaro Valley, CA Water Management Agency COP	5.500	03/01/2018	02/28/2013	A	70,057
180,000	Pajaro Valley, CA Water Management Agency COP	5.750	03/01/2024	02/28/2013	A	180,139
1,230,000	Palm Desert, CA Financing Authority	5.000	08/01/2021	08/01/2013	A	1,251,402
25,000	Palm Desert, CA Financing Authority	5.000	04/01/2025	04/01/2014	A	25,210
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	07/01/2014	A	519,620
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	02/28/2013	A	145,342
100,000	Palm Springs, CA Community Redevel. Agency Tax Allocation	5.500	08/01/2021	02/28/2013	A	100,204
6,120,000	Palm Springs, CA Financing Authority (Downtown Revitalization)	5.250	06/01/2027	06/01/2022	A	6,985,552
100,000	Palmdale, CA Civic Authority	5.000	07/01/2025	07/01/2013	A	101,425
275,000	Palmdale, CA Civic Authority (Civic Center)	5.600	07/01/2015	02/28/2013	A	275,734
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2016	A	126,911
540,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700	08/01/2018	02/28/2013	A	541,879
175,000	Palo Alto, CA Utility	5.250	06/01/2021	06/01/2013	A	177,839

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	47

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 20,000	Palomar Pomerado, CA Health System	5.000%	11/01/2014	02/28/2013	A	$20,032
100,000	Palomar Pomerado, CA Health System	5.375	11/01/2013	02/28/2013	A	100,213
30,000	Parlier, CA Redevel. Agency Tax Allocation	5.000	08/01/2018	02/28/2013	A	30,048
100,000	Parlier, CA Redevel. Agency Tax Allocation	5.125	08/01/2023	02/28/2013	A	100,083
90,000	Patterson, CA Joint Unified School District	5.000	08/01/2015	02/28/2013	A	90,349
275,000	Perris, CA Community Facilities District Special Tax	6.375	09/01/2032	09/01/2013	A	280,855
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	09/01/2014	A	62,541
125,000	Perris, CA Public Financing Authority	5.750	10/01/2031	02/28/2013	A	128,159
390,000	Perris, CA Public Financing Authority	7.000	10/01/2033	10/01/2018	A	452,954
140,000	Perris, CA Public Financing Authority	7.875	09/01/2025	02/28/2013	A	140,402
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2014	A	20,798
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	03/01/2013	A	1,066,712
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	03/01/2013	A	1,458,384
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2013	A	10,014
1,500,000	Pico Rivera, CA Public Financing Authority	5.500	09/01/2031	09/01/2019	A	1,708,545
35,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)	5.200	08/01/2013	02/28/2013	A	35,140
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)	5.850	08/01/2018	08/01/2013	A	506,760
240,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)	5.000	08/01/2017	08/01/2013	A	242,494
50,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)	5.000	08/01/2018	08/01/2013	A	50,470
25,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)	5.000	08/01/2019	08/01/2013	A	25,210
4,550,000	Placentia, CA Redevel. Agency Tax Allocation	7.750	02/01/2014	08/01/2013	A	4,660,019
100,000	Placer County, CA Water Agency COP	5.000	07/01/2021	07/01/2013	A	100,577
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1	5.875	09/01/2025	03/01/2013	A	10,008
65,000	Pomona, CA Public Financing Authority	5.125	02/01/2016	02/28/2013	A	65,132

48	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250%	02/01/2020	02/28/2013	A	$401,172
110,000	Port Redwood City, CA GO	5.400	06/01/2019	06/01/2013	A	110,578
2,420,000	Porterville, CA COP	5.000	07/01/2030	07/01/2015	A	2,508,185
30,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	02/28/2013	A	30,078
10,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2024	06/15/2013	A	10,136
100,000	Poway, CA Unified School District	7.125	09/15/2026	03/15/2013	A	103,314
100,000	Poway, CA Unified School District	7.125	09/15/2027	03/15/2013	A	103,307
200,000	Poway, CA Unified School District	7.250	09/15/2028	03/15/2013	A	206,632
100,000	Poway, CA Unified School District	7.375	09/15/2029	03/15/2013	A	103,326
270,000	Poway, CA Unified School District	7.500	09/15/2032	03/15/2013	A	278,961
855,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2025	09/15/2023	A	977,718
1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2029	09/15/2023	A	1,353,857
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10	5.750	09/01/2032	03/01/2013	A	30,027
170,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.125	09/01/2026	09/01/2016	A	173,811
125,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6	5.125	09/01/2028	09/01/2015	A	127,369
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	02/28/2013	A	10,013
350,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)	5.125	09/01/2030	02/28/2013	A	350,256
50,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)	5.250	09/01/2020	02/28/2013	A	50,138
4,570,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)	5.375	09/01/2025	02/28/2013	A	4,574,981
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	03/02/2013	A	20,003
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	03/02/2013	A	30,025
25,000	Rancho Mirage, CA Redevel. Agency Tax Allocation	4.750	04/01/2014	02/28/2013	A	25,079
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)	7.000	09/02/2013	09/02/2013		56,254

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	49

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 160,000	Redding, CA Joint Powers Financing Authority	5.000%	06/01/2018	02/28/2013	A	$160,488
100,000	Redding, CA Redevel. Agency (Redding School District)	5.125	09/01/2030	02/28/2013	A	100,159
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	09/01/2014	A	10,115
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	A	768,874
20,000	Rialto, CA Redevel. Agency (Merged Project Area)	5.000	09/01/2019	03/01/2013	A	20,031
100,000	Rialto, CA Redevel. Agency (Merged Project Area)	5.250	09/01/2027	03/01/2013	A	100,091
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	03/01/2013	A	51,571
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	03/01/2013	A	25,782
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	03/01/2013	A	67,018
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	03/01/2013	A	103,085
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	03/01/2013	A	103,066
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2016	A	51,310
355,000	Richmond, CA Joint Powers Financing Authority	5.000	09/01/2015	02/28/2013	A	355,820
40,000	Richmond, CA Joint Powers Financing Authority	5.500	09/01/2018	02/28/2013	A	40,086
600,000	Richmond, CA Joint Powers Financing Authority Tax Allocation	5.250	09/01/2025	09/01/2013	A	612,846
20,000	Richmond, CA Joint Powers Financing Authority Tax Allocation	5.500	09/01/2017	02/28/2013	A	20,046
50,000	Richmond, CA Joint Powers Financing Authority Tax Allocation	5.500	09/01/2016	02/28/2013	A	50,129
195,000	Richmond, CA Redevel. Agency (Harbour Redevel.)	5.500	07/01/2018	02/28/2013	A	195,741
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	06/22/2024	B	70,169
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/24/2032	B	85,984
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	476,690
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	09/01/2014	A	15,062
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.100	09/01/2013	09/01/2013		152,901

50	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150%	09/01/2014	03/01/2013	A	$221,975
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	03/01/2013	A	397,374
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	03/01/2013	A	232,196
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.400	09/01/2013	09/01/2013		438,084
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450	09/01/2014	09/01/2014		470,444
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		505,633
285,000	Riverside County, CA Public Financing Authority	5.250	10/01/2017	02/28/2013	A	285,713
380,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	08/07/2016	B	228,608
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020		346,172
4,700,000	Riverside, CA (Recovery Zone Facility) COP	5.500	03/01/2040	03/01/2017	A	4,947,643
40,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	03/02/2013	A	40,190
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	03/02/2013	A	324,674
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	03/02/2013	A	345,271
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2013	A	205,642
1,640,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022	A	1,819,892
1,155,000	Riverside, CA Public Financing Authority	5.000	11/01/2028	11/01/2022	A	1,274,415
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)	5.000	08/01/2019	08/01/2017	A	109,551
150,000	Riverside, CA Redevel. Agency	5.000	08/01/2025	02/28/2013	A	150,155
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A	5.500	09/01/2015	03/01/2013	A	50,142
150,000	Riverside, CA Unified School District	5.000	12/01/2026	06/01/2013	A	152,037
100,000	Rocklin, CA Unified School District Community Facilities District No. 1	5.000	09/01/2025	09/01/2013	A	101,997
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	03/01/2013	A	25,029

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	51

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	Romoland, CA School District Special Tax	6.375%	09/01/2033	03/01/2013	A	$50,073
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2013	A	50,073
190,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2021	02/15/2021		215,055
80,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2023	02/15/2023		91,609
265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2024	02/15/2024		305,137
100,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	02/15/2025		115,586
310,000	Rowland, CA Unified School District	5.250	08/01/2027	08/01/2013	A	316,758
795,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2021	12/01/2013	A	822,070
535,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2022	12/01/2013	A	552,762
430,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2023	12/01/2013	A	443,911
160,000	Sacramento County, CA COP	4.750	10/01/2017	02/28/2013	A	160,262
480,000	Sacramento County, CA COP	5.375	02/01/2019	02/28/2013	A	480,893
2,975,000	Sacramento County, CA COP	5.750	02/01/2030	02/01/2020	A	3,339,319
960,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)	6.000	02/01/2033	03/01/2013	A	960,864
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)	5.700	03/01/2034	02/28/2013	A	1,502,340
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	02/28/2013	A	402,212
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)	5.200	12/01/2019	12/01/2013	A	25,310
225,000	Sacramento, CA City Financing Authority	5.000	12/01/2024	12/01/2015	A	242,123
370,000	Sacramento, CA City Financing Authority	5.250	05/01/2015	02/28/2013	A	370,174
50,000	Sacramento, CA City Financing Authority (California EPA Building)	4.750	05/01/2017	02/28/2013	A	50,087
80,000	Sacramento, CA City Financing Authority (California EPA Building)	5.000	05/01/2013	02/28/2013	A	80,034
25,000	Sacramento, CA City Financing Authority (California EPA Building)	5.000	05/01/2014	02/28/2013	A	25,011
70,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250	05/01/2016	02/28/2013	A	70,033

52	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 550,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250%	05/01/2019	02/28/2013	A	$550,110
30,000	Sacramento, CA City Financing Authority (City Hall)	5.250	12/01/2016	02/28/2013	A	30,116
945,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	03/01/2013	A	949,820
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2024	03/01/2023	A	2,070,736
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2025	03/01/2023	A	948,940
1,065,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2026	03/01/2023	A	1,184,205
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2027	03/01/2023	A	501,369
30,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500	09/02/2016	02/28/2013	A	30,097
295,000	Sacramento, CA Municipal Utility District	5.000	08/15/2022	08/15/2013	A	302,528
10,000	Sacramento, CA Redevel. Agency (Merged Downtown Redevel.)	5.250	11/01/2013	02/28/2013	A	10,041
1,470,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	5.700	09/01/2023	03/01/2013	A	1,474,219
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	6.300	09/01/2026	03/01/2013	A	30,047
300,000	Sacramento, CA Unified School District	5.125	07/01/2029	07/01/2013	A	306,117
50,000	Sacramento, CA Unified School District COP	5.000	03/01/2019	02/28/2013	A	50,174
15,000	Sacramento, CA Unified School District COP	5.000	03/01/2020	02/28/2013	A	15,052
50,000	Sacramento, CA Unified School District COP	5.000	03/01/2021	02/28/2013	A	50,174
330,000	Sacramento, CA Unified School District COP	5.000	03/01/2026	02/28/2013	A	331,122
410,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	02/28/2013	A	411,710
2,000,000	Salinas Valley, CA Solid Waste Authority	5.250	08/01/2027	02/28/2013	A	2,004,140
215,000	Salinas Valley, CA Solid Waste Authority	5.625	08/01/2015	02/28/2013	A	215,918
150,000	Salinas Valley, CA Solid Waste Authority	5.625	08/01/2016	02/28/2013	A	150,590
1,000,000	Salinas Valley, CA Solid Waste Authority	5.625	08/01/2018	02/28/2013	A	1,003,560
100,000	Salinas, CA Improvement Bond Act 1915	5.450	09/02/2013	09/02/2013		101,663
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)	5.500	09/02/2013	09/02/2013		50,949

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	53

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 85,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)	5.500%		11/01/2023	02/28/2013	A	$85,302
110,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	02/28/2013	A	41,885
200,000	San Bernardino County, CA COP (Medical Center Financing)	5.000		08/01/2026	02/28/2013	A	200,378
55,000	San Bernardino County, CA COP (Medical Center Financing)	5.250		08/01/2016	02/28/2013	A	55,105
40,000	San Bernardino County, CA Flood Control District	5.000		08/01/2029	02/28/2013	A	40,072
90,000	San Bernardino County, CA Hsg. Authority (Friendly Village Mobile Home Park Corp.)	6.700		03/20/2043	03/20/2013	A	94,765
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)	5.000		09/01/2019	09/01/2015	A	200,927
15,000	San Bernardino, CA Joint Powers Financing	5.000		09/01/2013	09/01/2013		14,580
10,000	San Bernardino, CA Joint Powers Financing Authority	5.750		10/01/2018	10/01/2018		11,513
200,000	San Bernardino, CA Joint Powers Financing Authority	5.750		10/01/2019	10/01/2019		232,082
50,000	San Bernardino, CA Joint Powers Financing Authority	5.750		10/01/2022	10/01/2022		57,999
180,000	San Bernardino, CA Joint Powers Financing Authority	5.750		10/01/2023	10/01/2023		208,991
70,000	San Bernardino, CA Joint Powers Financing Authority	5.750		10/01/2023	10/01/2023		81,274
160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500		12/01/2020	02/28/2013	A	160,354
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500		12/01/2020	02/28/2013	A	335,704
285,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)	5.600		01/01/2015	07/07/2014	B	280,124
365,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500		09/01/2020	06/12/2017	B	349,940
415,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500		09/01/2024	03/27/2023	B	389,428
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625		04/01/2026	04/01/2013	A	152,205
560,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2017	03/08/2015	B	575,714
135,000	San Bernardino, CA Municipal Water Dept.	5.000		02/01/2017	02/28/2013	A	135,257

54	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 70,000	San Bernardino, CA Municipal Water Dept.	5.250%	02/01/2015	02/28/2013	A	$70,169
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	07/01/2013	A	30,361
50,000	San Bruno, CA Police Facilities Financing	5.250	02/01/2021	02/28/2013	A	50,123
2,250,000	San Diego County, CA (Developmental Services Foundation) COP	5.500	09/01/2017	02/28/2013	A	2,258,933
5,000,000	San Diego County, CA COP (Developmental Service Foundation)	5.500	09/01/2027	02/28/2013	A	5,019,250
4,950,000	San Diego, CA Hsg. Authority (Island Village Apartments)	5.650	07/01/2034	02/28/2013	A	5,150,574
140,000	San Diego, CA Mtg. (Mariners Cove)	5.800	09/01/2015	02/28/2013	A	140,517
8,830,000	San Diego, CA Public Facilities Financing Authority	5.250	04/15/2029	04/15/2022	A	10,145,236
25,000	San Diego, CA Redevel. Agency	6.000	11/01/2015	02/28/2013	A	25,114
10,000	San Diego, CA Redevel. Agency (Centre City Redevel.)	5.900	09/01/2013	02/28/2013	A	10,033
20,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2015	02/28/2013	A	20,058
50,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2026	02/28/2013	A	50,402
100,000	San Diego, CA Redevel. Agency (Centre City)	5.200	09/01/2019	02/28/2013	A	100,182
175,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2021	02/28/2013	A	176,519
325,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2026	02/28/2013	A	325,335
55,000	San Diego, CA Redevel. Agency (Centre City)	5.300	09/01/2020	02/28/2013	A	55,080
100,000	San Diego, CA Redevel. Agency (Centre City)	5.350	09/01/2024	02/28/2013	A	100,097
25,000	San Diego, CA Redevel. Agency (Centre City)	5.600	09/01/2024	02/28/2013	A	25,029
1,000,000	San Diego, CA Redevel. Agency (Centre City)	6.400	09/01/2019	02/28/2013	A	1,002,430
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2026	02/28/2013	A	20,261
120,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.875	10/01/2019	02/28/2013	A	120,522
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)	5.800	09/01/2022	02/28/2013	A	70,127
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)	5.875	09/01/2030	02/28/2013	A	300,405

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	55

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 85,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.600%	09/01/2019	02/28/2013	A	$85,224
60,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.700	09/01/2020	02/28/2013	A	60,187
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.900	09/01/2025	02/28/2013	A	711,498
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)	5.900	09/01/2030	02/28/2013	A	25,045
10,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)	6.750	09/01/2016	03/01/2013	A	10,051
185,000	San Francisco, CA City & County Airports Commission	5.250	01/01/2026	02/28/2013	A	185,216
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.000	01/01/2014	02/28/2013	A	10,027
285,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	02/28/2013	A	285,658
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2019	02/28/2013	A	3,046,293
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2020	02/28/2013	A	75,146
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2021	02/28/2013	A	40,072
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2023	02/28/2013	A	10,015
185,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	02/28/2013	A	185,261
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2027	02/28/2013	A	50,057
490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	02/28/2013	A	491,201
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2013	A	41,269
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000	08/01/2023	08/01/2022	A	552,900
1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000	08/01/2025	08/01/2022	A	1,742,592

56	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000%	08/01/2026	08/01/2022	A	$1,354,163
1,000,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000	08/01/2027	08/01/2022	A	1,079,210
20,000	San Francisco, CA City & County Redevel. Financing Authority	5.000	08/01/2019	02/28/2013	A	20,054
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.000	08/01/2029	08/01/2019	A	131,262
25,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.125	08/01/2031	08/01/2013	A	25,248
310,000	San Francisco, CA Community College District	5.000	06/15/2017	02/28/2013	A	317,418
100,000	San Francisco, CA Community College District	5.000	06/15/2018	02/28/2013	A	102,393
10,000	San Francisco, CA Community College District	5.000	06/15/2019	02/28/2013	A	10,239
30,000	San Francisco, CA Community College District	5.000	06/15/2020	02/28/2013	A	30,717
10,000	San Francisco, CA Community College District	5.000	06/15/2026	02/28/2013	A	10,035
90,000	San Francisco, CA Community College District	5.375	06/15/2022	02/28/2013	A	90,370
350,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2022	08/01/2013	A	355,289
1,395,000	San Gorgonio, CA Memorial Health Care District	7.000	08/01/2024	08/01/2017	A	1,649,267
1,560,000	San Gorgonio, CA Memorial Health Care District	7.000	08/01/2025	08/01/2017	A	1,842,672
1,000,000	San Gorgonio, CA Memorial Healthcare	7.100	08/01/2033	08/01/2017	A	1,170,240
100,000	San Jacinto, CA Financing Authority	5.100	04/01/2023	04/01/2013	A	101,355
10,000	San Jacinto, CA Financing Authority	5.500	10/01/2018	04/01/2013	A	10,082
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)	6.125	09/01/2024	03/01/2013	A	25,761
80,000	San Joaquin County, CA COP (Solid Waste System Facilities)	5.000	04/01/2015	04/01/2013	A	80,440
50,000	San Joaquin County, CA COP (Solid Waste System Facilities)	5.000	04/01/2020	04/01/2013	A	50,297
35,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2015	02/28/2013	A	35,139
15,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2017	02/28/2013	A	15,059
235,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2018	02/28/2013	A	235,924

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	57

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	San Jose, CA (Libraries & Parks)	5.100%	09/01/2020	02/28/2013	A	$50,202
25,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2022	02/28/2013	A	25,099
30,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2017	02/28/2013	A	30,118
50,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2020	02/28/2013	A	50,194
105,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2022	02/28/2013	A	105,407
130,000	San Jose, CA Airport	5.000	03/01/2028	03/01/2014	A	135,339
3,990,000	San Jose, CA Airport	5.125	03/01/2020	03/01/2014	A	4,135,954
1,000,000	San Jose, CA Airport	6.250	03/01/2034	03/01/2021	A	1,205,810
260,000	San Jose, CA Finance Authority (Civic Center)	5.250	06/01/2015	02/28/2013	A	261,087
50,000	San Jose, CA Finance Authority (Civic Center)	5.250	06/01/2016	02/28/2013	A	50,209
250,000	San Jose, CA Finance Authority (Civic Center)	5.250	06/01/2020	02/28/2013	A	251,040
10,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2015	02/28/2013	A	10,040
225,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2016	02/28/2013	A	225,893
90,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2017	02/28/2013	A	90,357
50,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2018	02/28/2013	A	50,199
130,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2019	02/28/2013	A	130,514
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	03/02/2013	A	20,640
25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2013	A	25,791
95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	03/02/2013	A	97,986
60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	03/02/2013	A	61,871
255,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)	5.350	07/15/2034	10/10/2016	A	278,202
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.100	01/01/2031	02/28/2013	A	25,014
400,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)	5.875	03/01/2033	03/01/2013	A	400,592
350,000	San Jose, CA Redevel. Agency	5.000	08/01/2017	08/01/2015	A	367,430
300,000	San Jose, CA Redevel. Agency	5.000	08/01/2019	08/01/2015	A	312,582

58	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	San Jose, CA Redevel. Agency	5.000%	08/01/2020	08/01/2015	A	$51,647
25,000	San Jose, CA Redevel. Agency	5.000	08/01/2023	08/01/2017	A	25,463
20,000	San Jose, CA Redevel. Agency	5.500	08/01/2014	02/28/2013	A	20,036
10,000	San Jose, CA Redevel. Agency	5.500	08/01/2016	02/28/2013	A	10,018
80,000	San Jose, CA Redevel. Agency	5.750	08/01/2017	08/01/2013	A	81,498
5,300,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	08/01/2013	A	5,362,063
200,000	San Jose, CA Redevel. Agency	6.375	08/01/2021	08/01/2018	A	218,498
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2022	08/01/2017	A	260,454
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2023	08/01/2017	A	116,898
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.250	08/01/2019	08/01/2014	A	1,239,609
5,000	San Jose, CA Redevel. Agency Tax Allocation	5.600	08/01/2019	02/28/2013	A	5,009
100,000	San Juan Capistrano, CA Public Financing Authority	4.800	12/01/2016	02/28/2013	A	100,243
225,000	San Leandro, CA COP	5.100	12/01/2026	02/28/2013	A	225,302
100,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)	5.650	10/01/2028	02/28/2013	A	100,159
20,000	San Mateo County, CA Joint Powers Financing Authority	4.625	07/15/2019	02/28/2013	A	20,050
15,000	San Mateo, CA (Library Improvement)	5.600	08/01/2020	02/28/2013	A	15,065
40,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	5.000	12/01/2014	02/28/2013	A	40,157
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	09/01/2013	A	101,623
45,000	Santa Barbara County, CA Waterfront COP	5.500	10/01/2022	02/28/2013	A	45,537
100,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2018	02/28/2013	A	100,363
50,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2019	02/28/2013	A	50,178
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)	5.850	08/01/2031	02/28/2013	A	1,716,509
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.700	08/01/2021	02/28/2013	A	80,104
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.375	06/01/2016	06/01/2013	A	25,371
125,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.500	06/01/2013	06/01/2013		126,901
300,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.500	06/01/2014	06/01/2013	A	304,575

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	59

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 175,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.500%	06/01/2023	06/01/2013	A	$177,669
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.000	06/01/2015	06/01/2013	A	177,760
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2018	06/01/2013	A	101,442
1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	06/01/2013	A	1,034,708
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	718,966
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	363,665
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	A	1,027,768
800,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2026	11/15/2022	A	886,792
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	866,091
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,279,805
2,000,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)	5.000	09/01/2023	09/01/2013	A	2,051,560
40,000	Santa Fe Springs, CA Community Devel. Commission	5.375	09/01/2019	02/28/2013	A	40,092
25,000	Santa Fe Springs, CA Community Devel. Commission	5.500	09/01/2014	02/28/2013	A	25,092
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2018	02/28/2013	A	85,174
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2021	02/28/2013	A	801,288
370,000	Santa Maria Bonita, CA School District	5.125	03/01/2016	02/28/2013	A	371,080
30,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevl.)	5.000	07/01/2018	02/28/2013	A	30,087
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	06/08/2022	B	21,377
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2013	A	20,233
70,000	Saugus, CA Union School District Special Tax	6.250	09/01/2028	03/01/2013	A	72,180
90,000	Saugus, CA Union School District Special Tax	6.375	09/01/2029	03/01/2013	A	92,804
50,000	Saugus/Hart, CA School Facilities Financing Authority	6.100	09/01/2032	03/01/2013	A	50,085
1,945,000	Saugus/Hart, CA School Facilities Financing Authority	6.125	09/01/2033	03/01/2013	A	1,948,248

60	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 1,390,000	Selma, CA Redevel. Agency	5.750%	09/01/2024	09/01/2016	A	$1,421,011
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	02/28/2013	A	16,160
110,000	Shafter, CA Community Devel. Agency Tax Allocation	5.000	11/01/2013	11/01/2013		112,019
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	105,339
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	104,069
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	103,552
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	102,703
200,000	Shasta, CA Joint Powers Financing Authority (County Administration Building)	5.000	04/01/2029	04/01/2013	A	201,582
400,000	Sierra View, CA Local Health Care District	5.250	07/01/2024	07/01/2017	A	424,032
40,000	Signal Hill CA Redevel. Agency	5.250	10/01/2024	10/01/2019	A	43,097
100,000	Soledad, CA Redevel. Agency (Soledad Redevel.)	5.350	12/01/2028	02/28/2013	A	100,015
25,000	Soquel, CA Union Elementary School District	5.000	08/01/2023	08/01/2013	A	25,546
100,000	South Gate, CA Public Financing Authority (South Gate Redevel.)	5.750	09/01/2022	03/01/2013	A	102,177
1,925,000	South Gate, CA Utility Authority	5.250	10/01/2027	10/01/2022	A	2,204,260
2,030,000	South Gate, CA Utility Authority	5.250	10/01/2028	10/01/2022	A	2,312,860
65,000	South Orange County, CA Public Financing Authority	5.250	08/15/2018	02/28/2013	A	65,233
65,000	South Orange County, CA Public Financing Authority	5.375	08/15/2013	02/28/2013	A	65,813
30,000	South Orange County, CA Public Financing Authority	5.800	09/02/2018	03/02/2013	A	30,128
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)	5.000	08/15/2024	08/15/2015	A	259,030
20,000	South Tahoe, CA Joint Powers Financing Authority	5.300	10/01/2021	02/28/2013	A	20,029
260,000	Southern CA Mono Health Care District	5.000	08/01/2021	08/01/2021		296,457
300,000	Southern CA Mono Health Care District	5.000	08/01/2022	08/01/2022		341,958
350,000	Southern CA Mono Health Care District	5.000	08/01/2024	08/01/2022	A	393,204
10,000	Southern CA Public Power Authority	5.000	07/01/2015	02/28/2013	A	10,039
925,000	Southern CA Public Power Authority	5.000	11/01/2018	11/01/2018		1,042,716
50,000	Southern CA Public Power Authority	5.250	10/01/2015	02/28/2013	A	50,205
25,000	Southern CA Public Power Authority	5.500	07/01/2020	02/28/2013	A	25,102

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	61

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 5,000	Southern CA Public Power Authority	5.500%	07/01/2020	02/28/2013	A	$5,020
20,000	Southern CA Public Power Authority	5.750	07/01/2021	02/28/2013	A	20,085
7,595,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	06/01/2014	A	7,621,810
20,000	Stockton, CA COP (Wastewater System)	5.000	09/01/2023	02/28/2013	A	20,010
200,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	02/28/2013	A	200,314
25,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2013	A	25,034
250,000	Stockton, CA Unified School District (Election 2005)	5.000	09/01/2019	09/01/2015	A	267,925
50,000	Stockton, CA Unified School District (Election 2008)	5.000	08/01/2023	08/01/2016	A	54,596
25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2017	02/28/2013	A	25,098
70,000	Taft, CA Public Financing Authority (Community Correctional Facility)	6.050	01/01/2017	02/28/2013	A	70,238
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	890,035
50,000	Temecula, CA Redevel. Agency	5.000	08/01/2020	02/28/2013	A	50,074
500,000	Temecula, CA Redevel. Agency	5.125	08/01/2027	02/28/2013	A	508,175
1,485,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	02/28/2013	A	1,490,881
220,000	Torrance, CA Redevel. Agency	5.500	09/01/2028	02/28/2013	A	220,163
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)	5.550	09/01/2018	02/28/2013	A	20,040
90,000	Tracy, CA Area Public Facilities Financing Agency	5.875	10/01/2013	04/01/2013	A	90,650
1,430,000	Tracy, CA Area Public Facilities Financing Agency	5.875	10/01/2019	04/01/2013	A	1,436,807
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	02/28/2013	A	50,071
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	09/02/2013	A	25,526
75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100	09/02/2021	03/02/2013	A	75,128
215,000	Travis, CA Unified School District	5.000	09/01/2027	09/01/2017	A	221,463
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	09/01/2014	A	30,025
75,000	Truckee-Donner, CA Public Utility District Special Tax	6.000	09/01/2028	09/01/2013	A	75,542
20,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	09/01/2013	A	20,126
805,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2017	10/27/2016	B	874,544

62	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 60,000	Turlock, CA Irrigation District	5.000%	01/01/2015	02/28/2013	A	$60,218
200,000	Turlock, CA Irrigation District	5.000	01/01/2028	07/01/2013	A	201,298
230,000	Turlock, CA Irrigation District	5.000	01/01/2033	07/01/2013	A	231,159
95,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	02/28/2013	A	95,271
80,000	Tustin, CA Unified School District	5.000	09/01/2032	03/01/2013	A	80,254
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.125	09/01/2026	09/01/2021	A	150,915
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)	6.500	12/01/2028	06/01/2021	A	292,745
25,000	Union City, CA Community Redevel. Agency	5.000	10/01/2027	02/28/2013	A	25,018
75,000	University of California	5.000	05/15/2024	05/15/2013	A	75,839
95,000	University of California	5.000	05/15/2025	05/15/2013	A	96,035
750,000	University of California	5.000	05/15/2026	05/15/2013	A	757,943
100,000	University of California	5.000	05/15/2027	05/15/2013	A	101,054
850,000	University of California (UCLA Health System)	5.250	05/15/2030	02/28/2013	A	867,434
20,000	University of California (UCLA Medical Center)	5.500	05/15/2014	02/28/2013	A	20,273
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	03/02/2013	A	20,039
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)	6.300	09/02/2013	03/02/2013	A	10,235
195,000	Vacaville, CA Public Financing Authority	5.400	09/01/2022	02/28/2013	A	195,394
25,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)	5.000	09/01/2023	02/28/2013	A	25,041
150,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)	5.400	09/01/2014	02/28/2013	A	150,413
50,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)	5.750	09/01/2021	02/28/2013	A	50,096
20,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)	5.750	09/01/2024	02/28/2013	A	20,031
25,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)	5.000	09/01/2024	02/28/2013	A	25,037
200,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)	6.000	11/01/2024	02/28/2013	A	200,398
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	09/01/2013	A	276,537
100,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2026	02/28/2013	A	100,142
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2013	A	25,056

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	63

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000%	09/01/2017	09/01/2013	A	$41,284
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	09/01/2015	A	30,463
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2015	A	40,344
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	5.500	09/01/2019	09/01/2013	A	25,199
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2025	09/01/2013	A	10,065
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2028	09/01/2013	A	20,076
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.000	12/01/2022	06/15/2019	B	1,815,072
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	03/28/2025	B	264,457
535,000	Vernon, CA Electric System	5.125	08/01/2021	09/04/2018	A	608,793
145,000	Victor, CA Elementary School District	5.600	09/01/2034	09/01/2014	A	145,706
25,000	Vista, CA Community Devel. Commission (Vista Redevel.)	5.200	09/01/2028	02/28/2013	A	25,020
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)	5.750	09/01/2026	02/28/2013	A	75,103
15,000	Vista, CA Community Devel. Commission (Vista Redevel.)	5.800	09/01/2030	02/28/2013	A	15,020
90,000	Vista, CA Joint Powers Financing Authority	6.100	10/01/2021	04/01/2013	A	90,698
5,000	Vista, CA Joint Powers Financing Authority	6.250	12/01/2019	06/01/2013	A	5,063
35,000	Walnut, CA Improvement Agency	5.000	09/01/2022	02/28/2013	A	35,027
200,000	Walnut, CA Public Financing Authority	5.000	09/01/2017	02/28/2013	A	200,602
2,075,000	Walnut, CA Public Financing Authority	5.375	09/01/2020	02/28/2013	A	2,080,935
805,000	Walnut, CA Public Financing Authority	5.375	09/01/2022	02/28/2013	A	806,940
15,000	Wasco, CA Improvement Bond Act 1915	8.750	09/02/2013	03/02/2013	A	15,532
135,000	Wasco, CA Public Financing Authority	5.375	09/01/2021	02/28/2013	A	135,356
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	02/28/2013	A	15,053
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	02/28/2013	A	10,021
1,000,000	Washington Township, CA Health Care District	5.000	07/01/2018	02/28/2013	A	1,002,230
550,000	Washington Township, CA Health Care District	5.250	07/01/2029	02/28/2013	A	550,875

64	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 125,000	West Covina, CA Redevel. Agency	5.000%	09/01/2026	09/01/2013	A	$125,401
150,000	West Covina, CA Redevel. Agency	5.100	09/01/2025	03/01/2013	A	153,434
20,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)	5.300	09/01/2025	02/28/2013	A	20,015
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)	5.100	09/01/2014	02/28/2013	A	100,240
20,000	West Patterson, CA Financing Authority Special Tax	5.850	09/01/2028	09/01/2015	A	20,108
10,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2019	09/01/2015	A	10,342
15,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2039	05/18/2035	B	14,881
165,000	West Patterson, CA Financing Authority Special Tax	6.600	09/01/2033	03/01/2013	A	165,076
25,000	West Patterson, CA Financing Authority Special Tax	6.700	09/01/2032	03/01/2013	A	25,015
5,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2035	03/01/2013	A	5,003
95,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2036	03/01/2013	A	95,045
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District	5.600	09/01/2019	09/01/2015	A	10,235
60,000	West Sacramento, CA Financing Authority Special Tax	6.100	09/01/2029	03/01/2013	A	60,063
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	03/02/2013	A	5,161
450,000	West Sacramento, CA Special Tax Community Facilities District No. 12	5.750	09/01/2029	03/01/2013	A	450,329
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)	6.500	09/01/2031	03/01/2013	A	50,065
25,000	Western CA Municipal Water Districts	7.125	09/02/2014	03/02/2013	A	25,845
2,000,000	Westlands, CA Water District	5.000	09/01/2028	09/01/2022	A	2,368,460
835,000	William S. Hart CA Union High School District[1]	5.000	09/01/2025	09/01/2023	A	923,919
910,000	William S. Hart CA Union High School District[1]	5.000	09/01/2026	09/01/2023	A	1,001,064
310,000	William S. Hart CA Union High School District	6.000	09/01/2027	09/01/2013	A	312,902
40,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)	7.000	11/01/2014	02/28/2013	A	40,183
20,000	Yorba Linda, CA Redevel. Agency Tax Allocation	5.250	09/01/2013	03/01/2013	A	20,056

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	65

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 260,000	Yorba Linda, CA Redevel. Agency Tax Allocation	5.250%	09/01/2023	03/01/2013	A	$260,226
						589,639,749
U.S. Possessions—9.7%
50,000	Guam International Airport Authority	5.250	10/01/2023	10/01/2013	A	51,199
100,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		117,597
150,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		176,756
150,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		177,641
155,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		183,872
265,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	305,452
225,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	257,389
155,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022	A	177,064
3,300,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2022	A	3,386,427
50,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	02/28/2013	A	50,500
1,200,000	Puerto Rico Commonwealth GO	1.2505	07/01/2029	02/07/2013	A	1,200,000
100,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	07/01/2021	A	102,374
5,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	07/01/2022	A	5,252,800
560,000	Puerto Rico Commonwealth GO	5.625	07/01/2031	07/01/2014	A	564,435
5,890,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	07/01/2022	A	6,220,547
370,000	Puerto Rico Commonwealth GO	6.000	07/01/2027	07/01/2018	A	388,870
2,000,000	Puerto Rico Commonwealth GO	6.000	07/01/2029	07/01/2016	A	2,061,060
75,000	Puerto Rico Commonwealth GO	6.125	07/01/2024	04/23/2021	B	82,200
3,000,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2028	07/01/2020	A	3,095,550
150,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2022	07/01/2014	A	151,505
100,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2025	07/01/2014	A	100,607
3,000,000	Puerto Rico Electric Power Authority, Series ZZ	5.250	07/01/2026	07/01/2020	A	3,117,420
215,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2018	07/01/2013	A	217,612
1,000,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2022	07/01/2022		1,061,350
750,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2020	07/01/2013	A	759,870
260,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	02/28/2013	A	261,024
910,000	Puerto Rico Infrastructure	6.000	12/15/2026	12/15/2021	A	998,079

66	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$ 1,000,000	Puerto Rico Infrastructure Financing Authority	5.250%	12/15/2026	12/15/2021	A	$1,042,790
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		106,085
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		105,265
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		104,711
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	05/31/2013	A	4,399,824
50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		56,380
520,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2013	07/01/2013		529,053
500,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2019	07/01/2013	A	508,430
555,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	02/28/2013	A	556,554
135,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	02/28/2013	A	135,377
7,650,000	Puerto Rico Public Buildings Authority	5.375	07/01/2033	02/28/2013	A	7,650,918
2,060,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2014	A	2,162,464
2,600,000	Puerto Rico Public Buildings Authority	7.000	07/01/2025	06/01/2014	A	2,784,262
1,750,000	Puerto Rico Public Finance Corp., Series B	5.500	08/01/2031	08/01/2021	A	1,783,285
600,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2024	08/01/2021	A	648,900
1,400,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2025	08/01/2021	A	1,508,038
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2019	A	1,082,660
65,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	02/01/2014	A	68,827
2,435,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	02/01/2014	A	2,554,632
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B	6.000	08/01/2026	08/01/2021	A	3,542,781
275,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		269,555
250,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		248,655
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2023	10/01/2016	A	315,576
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2025	10/01/2016	A	167,622
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2026	10/01/2016	A	130,903

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	67

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$ 250,000	V.I. Public Finance Authority, Series A	5.250%	10/01/2024	10/01/2014	A	$264,115
						63,246,862
Total Investments, at Value (Cost $641,386,404)—99.9%						652,886,611
Other Assets Net of Liabilities—0.1						968,021
Net Assets—100.0%						$653,854,632

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after January 31, 2013. See Note 1 of the accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AHS	Adventist Health System
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Community Facilities District
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
HFA	Housing Finance Agency
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

LLMC	Lifelong Medical Care
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
OW	O’Connor Woods
OWHC	O’Connor Woods Housing Corporation
PCCD	Palomar Community College District
PH&S	Providence Health & Services
ROLs	Residual Option Longs
SCADP	Southern California Alcohol & Drug Programs
SJRHC	St. Joseph’s Regional Housing Corporation
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
UCLA	University of California at Los Angeles
V.I.	United States Virgin Islands

See accompanying Notes to Financial Statements.

68	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES    January 31, 2013 / (Unaudited)

Assets
Investments, at value (cost $641,386,404)—see accompanying statement of investments	$652,886,611
Cash	11,197,444
Receivables and other assets:
Interest	10,219,792
Investments sold	3,961,750
Shares of beneficial interest sold	3,622,821
Other	47,262
Total assets	681,935,680
Liabilities
Payables and other liabilities:
Investments purchased (including $17,034,691 purchased on a when-issued or delayed delivery basis)	19,093,554
Payable for short-term floating rate notes issued (See Note 1)	6,665,000
Shares of beneficial interest redeemed	1,510,552
Dividends	603,825
Distribution and service plan fees	107,234
Trustees’ compensation	32,693
Transfer and shareholder servicing agent fees	14,824
Shareholder communications	3,058
Interest expense on borrowings	604
Other	49,704
Total liabilities	28,081,048
Net Assets	$653,854,632
Composition of Net Assets
Par value of shares of beneficial interest	$190,095
Additional paid-in capital	664,704,461
Accumulated net investment income	220,610
Accumulated net realized loss on investments	(22,760,741)
Net unrealized appreciation on investments	11,500,207
Net Assets	$653,854,632

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	69

STATEMENT OF ASSETS AND LIABILITIES    (Unaudited) / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $379,960,890 and 110,423,691 shares of beneficial interest outstanding)	$3.44
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.52
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,543,212 and 436,774 shares of beneficial interest outstanding)	$3.53
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $137,857,199 and 40,213,039 shares of beneficial interest outstanding)	$3.43
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $134,493,331 and 39,021,696 shares of beneficial interest outstanding)	$3.45

See accompanying Notes to Financial Statements.

70	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS    For the Six Months Ended January 31, 2013 / (Unaudited)

Investment Income
Interest	$13,089,788
Other income	76
Total investment income	13,089,864
Expenses
Management fees	1,222,448
Distribution and service plan fees:
Class A	412,756
Class B	7,890
Class C	646,622
Transfer and shareholder servicing agent fees:
Class A	40,799
Class B	1,214
Class C	27,938
Class Y	22,854
Shareholder communications:
Class A	12,252
Class B	456
Class C	9,546
Class Y	3,431
Borrowing fees	166,501
Interest expense and fees on short-term floating rate notes issued (See Note 1)	33,808
Interest expense on borrowings	8,314
Trustees’ compensation	6,632
Custodian fees and expenses	1,432
Other	41,778
Total expenses	2,666,671
Net Investment Income	10,423,193
Realized and Unrealized Gain
Net realized gain on investments	33,040
Net change in unrealized appreciation/depreciation on investments	2,753,960
Net Increase in Net Assets Resulting from Operations	$13,210,193

See accompanying Notes to Financial Statements.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	71

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$ 10,423,193	$15,692,104
Net realized gain (loss)	33,040	(513,906)
Net change in unrealized appreciation/depreciation	2,753,960	13,279,966
Net increase in net assets resulting from operations	13,210,193	28,458,164
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(6,585,674)	(10,849,367)
Class B	(23,084)	(62,717)
Class C	(2,077,085)	(3,704,223)
Class Y	(2,234,036)	(2,624,396)
	(10,919,879)	(17,240,703)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	89,371,668	84,126,395
Class B	(93,555)	38,035
Class C	19,219,272	40,744,174
Class Y	39,293,629	79,992,354
	147,791,014	204,900,958
Net Assets
Total increase	150,081,328	216,118,419
Beginning of period	503,773,304	287,654,885
End of period (including accumulated net investment income of $220,610 and $717,296, respectively)	$653,854,632	$503,773,304

See accompanying Notes to Financial Statements.

72	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013	Year Ended July 31,	Year Ended July 29,	Year Ended July 30,	Year Ended July 31,	Year Ended July 31,
Class A	(Unaudited)	2012	2011[1]	2010[1]	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$3.43	$3.33	$3.36	$3.20	$3.34	$3.55
Income (loss) from investment operations:
Net investment income[2]	.07	.15	.16	.17	.16	.15
Net realized and unrealized gain (loss)	.01	.11	(.03)	.15	(.15)	(.22)
Total from investment operations	.08	.26	.13	.32	.01	(.07)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.16)	(.16)	(.16)	(.15)	(.14)
Net asset value, end of period	$3.44	$3.43	$3.33	$3.36	$3.20	$3.34
Total Return, at Net Asset Value[3]	2.32%	8.09%	4.07%	10.02%	0.51%	(1.85)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$379,961	$289,266	$198,431	$188,647	$154,287	$228,159
Average net assets (in thousands)	$329,310	$225,504	$197,240	$170,296	$180,705	$229,325
Ratios to average net assets:[4]
Net investment income	3.79%	4.41%	4.94%	4.96%	5.10%	4.36%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.73%	0.76%	0.77%	0.81%	0.80%	0.79%
Interest and fees from borrowings	0.06%	0.07%	0.12%	0.27%	0.63%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.05%	0.05%	0.03%	0.15%
Total expenses	0.80%	0.85%	0.94%	1.13%	1.46%	1.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.85%	0.94%	1.13%	1.46%	1.03%
Portfolio turnover rate	7%	20%	32%	42%	31%	41%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	73

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended January 31, 2013	Year Ended July 31,	Year Ended July 29,	Year Ended July 30,	Year Ended July 31,	Year Ended July 31,
Class B	(Unaudited)	2012	2011[1]	2010[1]	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$3.52	$3.41	$3.44	$3.27	$3.41	$3.62
Income (loss) from investment operations:
Net investment income[2]	.05	.12	.14	.14	.13	.12
Net realized and unrealized gain (loss)	.01	.12	(.04)	.15	(.15)	(.22)
Total from investment operations	.06	.24	.10	.29	(.02)	(.10)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.13)	(.13)	(.12)	(.12)	(.11)
Net asset value, end of period	$3.53	$3.52	$3.41	$3.44	$3.27	$3.41
Total Return, at Net Asset Value[3]	1.78%	7.18%	2.98%	9.07%	(0.50)%	(2.69)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,543	$1,629	$1,539	$1,870	$1,977	$2,028
Average net assets (in thousands)	$1,557	$1,657	$1,720	$1,973	$1,951	$2,068
Ratios to average net assets:[4]
Net investment income	2.90%	3.51%	3.99%	4.03%	4.14%	3.46%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.67%	1.71%	1.72%	1.76%	1.82%	1.67%
Interest and fees from borrowings	0.06%	0.07%	0.12%	0.27%	0.63%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.05%	0.05%	0.03%	0.15%
Total expenses	1.74%	1.80%	1.89%	2.08%	2.48%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.74%	1.80%	1.89%	2.08%	2.48%	1.91%
Portfolio turnover rate	7%	20%	32%	42%	31%	41%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

74	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Six Months Ended January 31, 2013	Year Ended July 31,	Year Ended July 29,	Year Ended July 30,	Year Ended July 31,	Year Ended July 31,
Class C	(Unaudited)	2012	2011[1]	2010[1]	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$3.41	$3.31	$3.35	$3.19	$3.33	$3.54
Income (loss) from investment operations:
Net investment income[2]	.05	.12	.14	.14	.13	.12
Net realized and unrealized gain (loss)	.02	.12	(.04)	.15	(.15)	(.21)
Total from investment operations	.07	.24	.10	.29	(.02)	(.09)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.14)	(.14)	(.13)	(.12)	(.12)
Net asset value, end of period	$3.43	$3.41	$3.31	$3.35	$3.19	$3.33
Total Return, at Net Asset Value[3]	2.23%	7.30%	2.96%	9.19%	(0.29)%	(2.59)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,857	$118,105	$74,654	$70,579	$60,411	$77,530
Average net assets (in thousands)	$128,252	$ 91,711	$74,225	$65,423	$66,544	$71,291
Ratios to average net assets:[4]
Net investment income	3.03%	3.61%	4.15%	4.17%	4.31%	3.58%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.51%	1.54%	1.56%	1.60%	1.60%	1.57%
Interest and fees from borrowings	0.06%	0.07%	0.12%	0.27%	0.63%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.05%	0.05%	0.03%	0.15%
Total expenses	1.58%	1.63%	1.73%	1.92%	2.26%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.63%	1.73%	1.92%	2.26%	1.81%
Portfolio turnover rate	7%	20%	32%	42%	31%	41%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	75

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended January 31, 2013	Year Ended July 31,	Period Ended July 29,
Class Y	(Unaudited)	2012	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.43	$3.33	$3.34
Income (loss) from investment operations:
Net investment income[2]	.07	.15	.11
Net realized and unrealized gain (loss)	.02	.12	(.01)
Total from investment operations	.09	.27	.10
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.17)	(.11)
Net asset value, end of period	$3.45	$3.43	$3.33
Total Return, at Net Asset Value[3]	2.74%	8.33%	3.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$134,494	$94,773	$13,031
Average net assets (in thousands)	$105,537	$53,265	$ 5,548
Ratios to average net assets:[4]
Net investment income	4.03%	4.48%	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.50%	0.51%	0.58%
Interest and fees from borrowings	0.06%	0.07%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.05%
Total expenses	0.57%	0.60%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.57%	0.60%	0.73%
Portfolio turnover rate	7%	20%	32%

1. For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

76	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    January 31, 2013 / Unaudited

1. Significant Accounting Policies

Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser was OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) through December 31, 2012. Effective January 1, 2013, the Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OFI. The Manager has entered into a sub-advisory agreement with OFI, as of the same effective date.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	77

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the

78	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund)

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	79

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At January 31, 2013, municipal bond holdings with a value of $11,611,872 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

80	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

At January 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	14.832%	5/15/25	$4,946,872

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 or 0.98% of its total assets as of January 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	81

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

As of January 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$17,034,691

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of January 31, 2013 is as follows:

Cost	$40,000
Market Value	13,635
Market Value as a % of Net Assets	Less than 0.005%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended July 31, 2012, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended July 31, 2012 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

82	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Expiring
2013	$17,565
2014	1,553
2015	172,117
2016	55,871
2017	2,457,882
2018	10,731,096
2019	3,010,369
No expiration	6,340,857

Total	$22,787,310

As of January 31, 2013, it is estimated that the capital loss carryforwards would be $16,446,453 expiring by 2019 and $6,307,817 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2013, it is estimated that the Fund will utilize $33,040 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2013 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$634,790,303	[1]

Gross unrealized appreciation	$15,055,495
Gross unrealized depreciation	(3,557,265)

Net unrealized appreciation	$11,498,230

1. The Federal tax cost of securities does not include cost of $6,598,078, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	83

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

January 31, 2013, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,708
Payments Made to Retired Trustees	2,210
Accumulated Liability as of January 31, 2013	15,741

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

84	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	85

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting

86	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	87

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$589,639,749	$—	$589,639,749
U.S. Possessions	—	63,246,862	—	63,246,862

Total Assets	$—	$652,886,611	$—	$652,886,611

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2013		Year Ended July 31, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	38,824,386	$133,474,553	46,267,097	$156,286,450
Dividends and/or distributions reinvested	1,449,458	4,983,958	2,372,957	8,009,436
Redeemed	(14,285,843)	(49,086,843)	(23,875,449)	(80,169,491)

Net increase	25,988,001	$89,371,668	24,764,605	$84,126,395

Class B
Sold	43,298	$152,904	141,801	$489,561
Dividends and/or distributions reinvested	5,682	20,043	15,559	53,798
Redeemed	(75,536)	(266,502)	(145,635)	(505,324)

Net increase (decrease)	(26,556)	$(93,555)	11,725	$38,035

Class C
Sold	7,952,174	$27,232,324	16,253,983	$54,802,905
Dividends and/or distributions reinvested	387,519	1,326,511	717,969	2,414,297
Redeemed	(2,727,064)	(9,339,563)	(4,895,365)	(16,473,028)

Net increase	5,612,629	$19,219,272	12,076,587	$40,744,174

88	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Six Months Ended January 31, 2013		Year Ended July 31, 2012
	Shares	Amount	Shares	Amount
Class Y
Sold	18,203,163	$62,725,972	30,207,813	$102,106,562
Dividends and/or distributions reinvested	296,271	1,019,744	378,927	1,284,749
Redeemed	(7,095,552)	(24,452,087)	(6,878,866)	(23,398,957)

Net increase	11,403,882	$39,293,629	23,707,874	$79,992,354

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2013, were as follows:

	Purchases	Sales
Investment securities	$101,236,382	$23,524,352

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of OFI, acted as the transfer and shareholder servicing agent for the Fund through December 31, 2012. Effective January 1, 2013, OFI Global (the “Transfer Agent”) will serve as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a per account fee.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. The Transfer Agent may voluntarily waive the minimum fees.

Sub-Transfer Agent Fees. Effective January 1, 2013, the Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI, (the “Sub-Transfer Agent”) to

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	89

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2012 were as follows:

Class C	$2,014,958

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

90	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
January 31, 2013	$28,446	$15,382	$3,658	$11,658

Waivers and Reimbursements of Expenses. The Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class and for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	91

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Borrowings Continued

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1945% as of January 31, 2013). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2013 equal 0.04% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of January 31, 2013, the Fund had no borrowings outstanding. Details of the borrowings for the six months ended January 31, 2013 are as follows:

Average Daily Loan Balance	$7,452,993
Average Daily Interest Rate	0.227%
Fees Paid	$86,917
Interest Paid	$9,425

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund

92	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2013 are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the six months ended January 31, 2013.

8. Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OFI, OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	93

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

8. Pending Litigation Continued

laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

94	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited

The Board of Trustees (the “Board”), including a majority of the independent Trustees, approved a restated investment advisory agreement between OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and the Fund and a sub-advisory agreement between OFI Global and OFI whereby OFI will provide investment sub-advisory services to the Fund (collectively, the “Agreements”). The Agreements were approved in connection with OFI’s proposal to modify its corporate structure effective January 1, 2013. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Manager, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the investment performance of the Fund and the Managers (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Sub-Adviser’s duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Managers are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	95

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited / Continued

and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Managers also provide the Fund with office space, facilities and equipment.

The Board also considered the quality of the services to be provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Sub-Adviser’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles Pulire, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.

Investment Performance of the Manager, Sub-Adviser and the Fund. Throughout the year, the Sub-Adviser provided information on the investment performance of the Fund, the Manager and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Manager, Sub-Adviser and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California short/intermediate municipal debt funds. The Board noted that the Fund’s one-year and three-year performance was better than its peer group median and its five-year performance was equal to its peer group median.

Costs of Services by the Manager. The Board reviewed the fees to be paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and

96	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load California short/intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees, as well as its total expenses, were lower than its expense group median and average.

Economies of Scale and Profits Realized by the Manager and Sub-Adviser. The Board considered information regarding the Sub-Adviser’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Manager and Sub-Adviser. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager and Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, approved the restructuring of the Fund’s investment advisory arrangement so that effective January 1, 2013, (i) OFI Global Asset Management will serve as the investment adviser to the Fund in place of OFI under a Restated Advisory Agreement (“Restated Advisory Agreement”), and (ii) OFI Global entered into a Sub-Advisory Agreement (“Sub-Advisory Agreement”) with OFI to provide investment sub-advisory services to the Fund. OFI Global will pay the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers have been deducted) that it receives from the Fund. The Restated Advisory Agreement and Sub-Advisory Agreement will continue until September 30, 2013. Prior to January 1, 2013, the Board decided to continue the investment advisory agreement with OFI, which terminated

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	97

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited / Continued

upon the effectiveness of the Restated Advisory Agreement and Sub-Advisory Agreement (“Prior Agreement”).

In arriving at its decisions, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Prior Agreement, Restated Advisory Agreement and Sub-Advisory Agreement, including the management fees, in light of all the surrounding circumstances.

98	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	99

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Edmund P. Giambastiani, Jr., Advisory Board Member

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Joanne Pace, Advisory Board Member

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., President and Principal Executive Officer

Daniel G. Loughran, Vice President

Scott S. Cottier, Vice President

Troy E. Willis, Vice President

Mark R. DeMitry, Vice President

Michael L. Camarella, Vice President

Charles S. Pulire, Vice President

Richard Stein, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.
Sub-Adviser	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.
Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OppenheimerFunds, Inc. All rights reserved.

100	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	101

PRIVACY POLICY

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its financial institution subsidiaries, the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2012. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

102	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 1.800.CALL OPP (1.800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon-Fri 8am-8pm ET.

RS0801.001.0113 March 22, 2013

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.	Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 3/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 3/14/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 3/14/2013